UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2010

                   Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 94.18%
AUSTRALIA: 9.06%
        633,900   AMP LIMITED (INSURANCE CARRIERS)                                                               $     3,828,976
        129,100   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                              2,630,859
        199,300   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      7,626,560
      1,645,981   CSR LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      2,650,367
        117,200   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                         2,501,116
        381,946   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  2,905,193
        394,200   MYER HOLDINGS LIMITED (RETAIL DEPARTMENT STORES)                                                     1,288,888
         99,700   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            2,433,089
        430,400   PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                          1,606,645
        260,272   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                3,278,022
      1,624,200   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                 2,499,221
                                                                                                                      33,248,936
                                                                                                                 ---------------
CHINA: 10.93%
         33,500   AJISEN CHINA HOLDINGS LIMITED (FOOD STORES)                                                             28,621
      3,439,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                      1,848,089
      4,960,600   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                    4,473,551
        897,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                            4,389,266
        358,800   CHINA LONGYUAN POWER GROUP (ENERGY - EXPLORATION & PRODUCTION)                                         464,616
      4,050,000   CHINA PETROLEUM & CHEMICAL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                     3,568,225
      4,459,000   HAINAN MEILAN INTERNATIONAL AIRPORT COMPANY LIMITED (AIRPORT DEVELOPMENT, MAINTENANCE)               5,407,676
      2,238,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                              1,843,134
      3,548,000   KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                                           2,706,816
        115,700   MINDRAY MEDICAL INTERNATIONAL LIMITED ADR (MEDICAL EQUIPMENT & SUPPLIES)                             3,924,544
         33,400   SOHU.COM INCORPORATED (COMMUNICATIONS)+                                                              1,913,152
        163,300   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR (FOOD & KINDRED PRODUCTS)+                                2,715,679
      3,444,500   ZHAOJIN MINING INDUSTRY COMPANY LIMITED (METAL MINING)                                               6,823,179
                                                                                                                      40,106,548
                                                                                                                 ---------------
HONG KONG: 13.10%
        947,000   BEIJING ENTERPRISES HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                          6,858,893
        829,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                             1,863,615
      1,120,000   CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                   2,742,688
        389,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                    3,619,452
      7,344,000   CHINA RESOURCES CEMENT HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                           3,646,710
      8,926,000   CITIC RESOURCES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                               2,584,420
          6,860   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 45,514
        762,000   GREAT EAGLE HOLDINGS LIMITED (REAL ESTATE)                                                           1,975,871
      8,154,000   GUANGDONG INVESTMENT LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    4,738,419
        555,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                             4,147,364
      2,266,000   PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                1,624,083
        691,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                            3,504,913
      5,696,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE) <<                                                           3,555,701
        127,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                        1,888,378
      7,130,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                             5,292,329
                                                                                                                      48,088,350
                                                                                                                 ---------------
INDIA: 9.62%
        124,200   ABB LIMITED INDIA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                    2,042,639
        237,600   APOLLO HOSPITALS ENTERPRISE (HEALTH SERVICES)                                                        3,344,444
        120,050   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              1,285,183
        129,700   FINANCIAL TECHNOLOGIES (INDIA) LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                          3,720,990
      1,317,300   INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   2,895,857
          2,074   INFO EDGE INDIA LIMITED (BUSINESS SERVICES)                                                             39,684
        651,400   ITC LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     3,498,140
        141,800   MARUTI SUZUKI INDIA LIMITED (TRANSPORTATION EQUIPMENT)                                               4,729,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INDIA (continued)
        355,299   MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                    $     1,687,755
        625,200   MCLEOD RUSSEL INDIA LIMITED (FOOD-WHOLESALE)                                                         3,501,438
        742,259   SHREE RENUKA SUGARS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            3,533,990
         58,600   STATE BANK OF INDIA LIMITED (DEPOSITORY INSTITUTIONS)                                                2,848,094
        165,800   TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                        2,187,268
                                                                                                                      35,315,334
                                                                                                                 ---------------
INDONESIA: 0.63%
      5,568,500   PT PERUSAHAAN GAS NEGARA TBK (ELECTRIC, GAS & SANITARY SERVICES)                                     2,301,049
                                                                                                                 ---------------
JAPAN: 11.77%
        585,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       3,664,215
      1,348,000   DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                            6,783,998
            857   INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                   6,479,868
        389,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          3,569,401
        252,100   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               3,629,332
        344,600   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           8,583,496
        962,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                  3,898,013
         35,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            1,382,607
        211,200   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                  5,201,225
                                                                                                                      43,192,155
                                                                                                                 ---------------
MALAYSIA: 3.52%
        118,300   BRITISH AMERICAN TOBACCO MALAYSIA BERHAD (TOBACCO PRODUCTS)                                          1,476,640
        768,300   BURSA MALAYSIA BERHAD (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  1,783,374
      1,826,200   GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                  3,892,511
      3,490,200   KLCC PROPERTY HOLDINGS BERHAD (REAL ESTATE)                                                          3,497,217
        474,800   KUALA LUMPUR KEPONG BERHAD (AGRICULTURAL SERVICES)                                                   2,283,159
                                                                                                                      12,932,901
                                                                                                                 ---------------
MONGOLIA: 1.26%
      3,106,500   REAL GOLD MINING LIMITED (MINING)                                                                    4,614,588
                                                                                                                 ---------------
MOROCCO AND ANTILLES: 0.36%
      1,055,357   BERJAYA SPORTS TOTO BERHAD (AMUSEMENT & RECREATION SERVICES)                                         1,336,618
                                                                                                                 ---------------
PAGUA NEW GUINEA: 0.88%
      1,104,800   LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        3,221,962
                                                                                                                 ---------------
PHILIPPINES: 3.02%
     67,096,000   METRO PACIFIC INVESTMENTS CORPORATION (WATER, SEWER SYSTEM)+                                         3,785,081
         49,900   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY (COMMUNICATIONS)                                          2,817,111
     44,129,375   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                             4,461,718
                                                                                                                      11,063,910
                                                                                                                 ---------------
SINGAPORE: 11.25%
      3,366,000   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)+                                                           2,920,658
      1,563,600   ASCENDAS REIT (REAL ESTATE)                                                                          2,454,533
      1,000,000   CAPITALAND LIMITED (REAL ESTATE)                                                                     2,966,559
      1,432,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                          1,665,688
        333,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 3,620,034
      2,502,500   HO BEE INVESTMENT LIMITED (REAL ESTATE)                                                              3,051,969
      3,064,800   MIDAS HOLDINGS LIMITED (PRIMARY METAL INDUSTRIES)                                                    1,994,464
      2,362,400   PARKWAY LIFE REAL ESTATE INVESTMENT TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                    2,042,070
      1,692,000   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                      3,287,766
        630,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                       3,709,548

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SINGAPORE (continued)
      2,717,800   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                               $     1,948,054
        829,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                1,825,968
      2,192,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                   2,976,801
        295,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               4,106,327
        599,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                               2,723,658
                                                                                                                      41,294,097
                                                                                                                 ---------------
SOUTH KOREA: 7.56%
         20,759   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             2,148,798
         30,900   LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  3,221,269
        376,530   LG TELECOM LIMITED (MEMBERSHIP ORGANIZATIONS)                                                        2,743,968
          8,700   POSCO (PRIMARY METAL INDUSTRIES)                                                                     4,588,132
         10,900   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                           7,474,453
         12,100   SAMSUNG SDI COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,540,740
          3,786   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               1,748,710
         29,200   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                          4,262,241
                                                                                                                      27,728,311
                                                                                                                 ---------------
TAIWAN: 5.77%
        698,920   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           2,097,270
      1,261,000   DELTA ELECTRONICS INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              3,966,798
      7,312,402   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)                                                      3,260,506
      2,332,000   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                   1,706,322
         91,000   GINTECH ENERGY CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                   267,113
        166,000   HIGH TECH COMPUTER CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              1,901,791
      3,477,000   POLARIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)+                                                                                           2,060,744
      1,518,139   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               3,059,769
      1,463,000   WISTRON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         2,833,044
                                                                                                                      21,153,357
                                                                                                                 ---------------
THAILAND: 3.12%
        725,200   ADVANCED INFO SERVICE PCL (COMMUNICATIONS)                                                           1,881,518
      1,495,300   BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                            1,323,076
      1,270,000   ELECTRICITY GENERATING PCL (ELECTRIC, GAS & SANITARY SERVICES)                                       3,008,898
     16,648,000   IRPC PCL (CHEMICALS & ALLIED PRODUCTS)                                                               2,187,110
      9,030,900   MINOR INTERNATIONAL PCL ADR (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     3,060,857
                                                                                                                      11,461,459
                                                                                                                 ---------------
UNITED KINGDOM: 2.33%
        118,500   BHP BILLITON PLC (COAL MINING)                                                                       3,777,782
      7,803,032   GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     4,779,918
                                                                                                                       8,557,700
                                                                                                                 ---------------
UNITED STATES: 0.00%
      1,921,582   MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)(a)(i)++                                                           0
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $313,105,825)                                                                              345,617,275
                                                                                                                 ---------------
INVESTMENT COMPANIES: 1.96%
        739,158   ISHARES MSCI JAPAN INDEX FUND                                                                        7,199,399
TOTAL INVESTMENT COMPANIES (COST $7,418,615)                                                                           7,199,399
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASIA PACIFIC FUND

SHARES            SECURITY NAME                                                                         YIELD         VALUE
---------------   ----------------------------------------------------------------------------------   -------   ---------------
COLLATERAL FOR SECURITIES LENDING: 0.18%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 0.18%
        644,283   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A(u)                           0.00%   $       644,283
         69,646   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)(u)                        0.00             13,581
                                                                                                                         657,864
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $713,929)                                                                  657,864
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 3.91%
MUTUAL FUNDS: 3.91%
     14,333,638   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)+++~                                        0.10         14,333,638
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,333,638)                                                                       14,333,638
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $335,572,007)*                                                              100.23%                            367,808,176
OTHER ASSETS AND LIABILITIES, NET                                                  (0.23)                               (830,262)
                                                                                  ------                         ---------------
TOTAL NET ASSETS                                                                  100.00%                        $   366,977,914
                                                                                  ======                         ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY (UNAUDITED).

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,333,638.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST. THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST DOES NOT PAY AN INVESTMENT ADVISORY FEE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $338,560,614 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 48,309,309
GROSS UNREALIZED DEPRECIATION    (19,061,747)
                                ------------
NET UNREALIZED APPRECIATION     $ 29,247,562

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 91.65%
AUSTRALIA: 1.80%
         55,800   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                $     2,135,284
        470,000   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   723,208
                                                                                                                       2,858,492
                                                                                                                 ---------------
BERMUDA: 1.01%
         20,800   CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)                                                          1,602,016
                                                                                                                 ---------------
BRAZIL: 11.42%
        118,200   BANCO SANTANDER BRASIL SA (DEPOSITORY INSTITUTIONS)                                                  1,647,708
         29,200   BRF BRASIL FOODS SA (FOOD-MEAT PRODUCTS)                                                               760,944
         37,200   CIA DE CONCESSOES RODOVIARIAS (TRANSPORTATION SERVICES)                                                852,331
        183,908   CIELO SA (COMMERCIAL SERVICES)                                                                       1,620,419
        108,200   DROGASIL SA (HEALTH SERVICES)                                                                        1,740,149
        110,300   LIGHT SA (ELECTRIC DISTRIBUTION, TRANSMISSION)                                                       1,645,947
         35,500   LOJAS RENNER SA (APPAREL & ACCESSORY STORES)                                                           801,350
         40,600   PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                           1,935,808
         91,600   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                   3,882,924
         73,500   TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                               1,574,370
        131,100   TRACTEBEL ENERGIA SA (ELECTRIC, GAS & SANITARY SERVICES)                                             1,621,242
                                                                                                                      18,083,192
                                                                                                                 ---------------
CHILE: 2.18%
     15,817,800   BANCO SANTANDER CHILE SA (DEPOSITORY INSTITUTIONS)                                                     955,396
         82,000   CIA CERVECERIAS UNIDAS SA (FOOD & KINDRED PRODUCTS)                                                    644,753
        185,563   SACI FALABELLA (GENERAL MERCHANDISE STORES)                                                          1,095,204
         20,000   SOCIEDAD QUIMICA MINERA DE CHILE (CHEMICALS & ALLIED PRODUCTS)                                         751,400
                                                                                                                       3,446,753
                                                                                                                 ---------------
CHINA: 11.71%
      5,621,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                      3,020,677
      2,147,000   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                    1,936,200
        388,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                            1,898,590
        151,800   CHINA LONGYUAN POWER GROUP (ENERGY - EXPLORATION & PRODUCTION)                                         196,568
      2,520,000   CHINA PETROLEUM & CHEMICAL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                     2,220,229
      1,768,000   HUANENG POWER INTERNATIONAL INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           989,911
      1,952,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                              1,607,595
      1,535,500   KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                                           1,171,453
         23,800   MINDRAY MEDICAL INTERNATIONAL LIMITED ADR (MEDICAL EQUIPMENT & SUPPLIES)                               807,296
      1,172,000   PEAK SPORT PRODUCTS LIMITED (RETAIL-SPECIAL LINE)                                                      649,986
         74,600   SHANDA GAMES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                         760,174
      3,190,000   SHENZHEN EXPRESSWAY COMPANY LIMITED (TOLL ROAD REVENUE) <<                                           1,563,992
         14,700   SOHU.COM INCORPORATED (COMMUNICATIONS)+                                                                842,013
         52,700   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR (FOOD & KINDRED PRODUCTS)+                                  876,401
                                                                                                                      18,541,085
                                                                                                                 ---------------
CZECH REPUBLIC: 0.65%
          4,800   KOMERCNI BANKA (FINANCIAL SERVICES)                                                                  1,028,534
                                                                                                                 ---------------
EGYPT: 1.20%
         75,919   COMMERCIAL INTERNATIONAL BANK (DEPOSITORY INSTITUTIONS)                                                754,442
         25,300   ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                             1,146,512
                                                                                                                       1,900,954
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HONG KONG: 5.94%
        141,600   BEIJING ENTERPRISES HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                    $     1,025,575
        272,500   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                2,535,477
      1,268,000   CNOOC LIMITED (OIL & GAS EXTRACTION)                                                                 1,975,470
      2,214,000   FRANSHION PROPERTIES CHINA LIMITED (REAL ESTATE)                                                       774,785
      2,010,000   NEW WORLD CHINA LAND LIMITED (REAL ESTATE)                                                             759,650
        146,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                              740,546
      1,510,000   SJM HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                              829,688
      1,022,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                               758,592
                                                                                                                       9,399,783
                                                                                                                 ---------------
INDIA: 4.47%
         52,100   ABB LIMITED INDIA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                      856,856
         65,400   APOLLO HOSPITALS ENTERPRISE (HEALTH SERVICES)                                                          920,567
         80,136   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                857,888
         27,400   FINANCIAL TECHNOLOGIES (INDIA) LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                            786,084
        140,100   ITC LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                       752,363
         36,600   MARUTI SUZUKI INDIA LIMITED (TRANSPORTATION EQUIPMENT)                                               1,220,822
         15,700   STATE BANK OF INDIA LIMITED (DEPOSITORY INSTITUTIONS)                                                  763,056
         70,200   TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                          926,093
                                                                                                                       7,083,729
                                                                                                                 ---------------
ISRAEL: 1.53%
         62,100   ISRAEL CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 815,440
         28,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                      1,601,130
                                                                                                                       2,416,570
                                                                                                                 ---------------
MALAYSIA: 0.96%
         30,700   BRITISH AMERICAN TOBACCO MALAYSIA BERHAD (TOBACCO PRODUCTS)                                            383,202
        535,900   GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                  1,142,261
                                                                                                                       1,525,463
                                                                                                                 ---------------
MEXICO: 5.00%
      1,670,200   ALSEA SAB DE CV (EATING & DRINKING PLACES)                                                           1,289,483
        984,200   AMERICA MOVIL SAB DE CV (COMMUNICATIONS) <<                                                          2,314,924
        125,300   DESARROLLADORA HOMEX SA DE CV (HOMEBUILDING) <<+                                                       703,029
        318,900   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)+                                                                                   743,499
        116,900   GRUPO FINANCIERO BANORTE SA DE CV (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              421,598
         84,900   GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                        471,162
         37,000   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 768,120
        258,900   PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED INDUSTRIES)+                               306,754
        200,500   WAL-MART DE MEXICO SAB DE CV (GENERAL MERCHANDISE STORES)                                              893,529
                                                                                                                       7,912,098
                                                                                                                 ---------------
MONGOLIA: 0.62%
        660,000   REAL GOLD MINING LIMITED (MINING)                                                                      980,405
                                                                                                                 ---------------
PHILIPPINES: 3.40%
      5,647,000   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                           502,389
      5,508,000   MANILA WATER COMPANY (PIPELINES)                                                                     1,865,867
     16,787,000   METRO PACIFIC INVESTMENTS CORPORATION (WATER, SEWER SYSTEM)+                                           947,004
     20,477,500   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                             2,070,386
                                                                                                                       5,385,646
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
POLAND: 1.18%
        141,846   PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                                   $     1,871,342
                                                                                                                 ---------------
QATAR: 0.30%
         15,100   INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                         472,042
                                                                                                                 ---------------
RUSSIA: 7.27%
        151,400   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                   3,823,170
         97,950   JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)                                                1,405,583
         27,900   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                    1,598,670
         38,500   MAGNIT GDR (FOOD DISTRIBUTORS)                                                                         607,860
         26,900   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                              1,315,141
        116,900   ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                          997,737
        627,600   SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                         1,762,928
                                                                                                                      11,511,089
                                                                                                                 ---------------
SINGAPORE: 0.42%
        300,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  660,785
                                                                                                                 ---------------
SOUTH AFRICA: 5.94%
         29,791   ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                           516,649
        255,028   AVENG LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,373,965
         50,185   FOSCHINI LIMITED (MISCELLANEOUS RETAIL)                                                                409,156
         45,300   IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                      1,238,240
         89,200   MTN GROUP LIMITED (COMMUNICATIONS)                                                                   1,419,738
         60,409   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                          2,444,762
        146,361   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                2,010,287
                                                                                                                       9,412,797
                                                                                                                 ---------------
SOUTH KOREA: 9.00%
          6,548   HITE BREWERY COMPANY LIMITED (EATING & DRINKING PLACES)                                                955,988
         11,278   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             1,167,404
         14,800   KIWOOM SECURITIES COMPANY (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                532,405
         20,230   KOREAN AIR LINES COMPANY LIMITED (TRANSPORTATION BY AIR)                                               951,467
          5,100   LG CHEM LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    999,586
          7,900   LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    823,561
        106,360   LG TELECOM LIMITED (MEMBERSHIP ORGANIZATIONS)                                                          775,100
          4,200   ORION CORPORATION (FOOD & KINDRED PRODUCTS)                                                          1,039,958
          3,400   POSCO (PRIMARY METAL INDUSTRIES)                                                                     1,793,063
          3,450   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                           2,365,767
         18,678   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           691,162
          1,630   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 752,878
          9,600   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                          1,401,285
                                                                                                                      14,249,624
                                                                                                                 ---------------
TAIWAN: 12.34%
        592,980   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           1,779,373
        779,000   AU OPTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    933,239
        855,000   CHINA STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     881,609
        730,132   COMPAL ELECTRONIC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              1,008,536
        747,400   CTCI CORPORATION (ENGINEERING CONSTRUCTION)                                                            765,751
        536,000   DELTA ELECTRONICS INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              1,686,125
      1,673,841   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)                                                        746,344
        877,560   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED (GENERAL MERCHANDISE STORES)                           1,006,461
      2,456,740   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                   1,797,594
         28,000   GINTECH ENERGY CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                    82,189

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
TAIWAN (continued)
         70,000   HIGH TECH COMPUTER CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                801,960
        202,400   HON HAI PRECISION INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 946,555
        860,310   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                      1,858,064
      1,404,130   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             2,829,986
      1,800,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 786,813
        662,940   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                              817,355
        420,000   WISTRON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           813,314
                                                                                                                      19,541,268
                                                                                                                 ---------------
THAILAND: 1.05%
        791,400   BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                              700,249
      2,830,000   MINOR INTERNATIONAL PCL ADR (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       959,178
                                                                                                                       1,659,427
                                                                                                                 ---------------
TURKEY: 1.00%
        372,500   TURKIYE GARANTI BANKASI AS (INSURANCE AGENTS, BROKERS & SERVICE)                                     1,586,815
                                                                                                                 ---------------
UNITED STATES: 1.26%
         42,100   NEWMONT MINING CORPORATION (METAL MINING)                                                            1,991,751
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $135,324,896)                                                                              145,121,660
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
FOREIGN CORPORATE BONDS: 0.11%
BRAZIL: 0.11%
$       303,000   LUPATECH COVERTIBLE BOND SERIES 1(a) ++                                   6.50%   04/15/2018           178,119
                                                                                                                 ---------------
TOTAL FOREIGN CORPORATE BONDS (COST $160,996)                                                                            178,119
                                                                                                                 ---------------

                                                                                                    EXPIRATION
     SHARES                                                                                            DATE
---------------                                                                                     ----------
RIGHTS: 0.01%
          1,606   KIWOOM SECURITIES COMPANY RIGHTS (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)(a)                                                 01/06/2010            17,515
TOTAL RIGHTS (COST $0)                                                                                                    17,515
                                                                                                                 ---------------

                                                                                         DIVIDEND
                                                                                           YIELD
                                                                                         --------
PREFERRED STOCKS: 4.54%
         86,500   BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                                0.71                      1,807,507
         89,320   BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                 0.71                      1,984,946
        140,000   COMPANHIA VALE DO RIO DOCE CLASS A (METAL MINING)                          0.48                      3,393,452
TOTAL PREFERRED STOCKS (COST $7,478,838)                                                                               7,185,905
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING: 1.60%

                                                                                           YIELD
                                                                                         --------
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.60%
       2,521,937  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A(u)               0.00                      2,521,937
          38,203  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)(u)            0.00                          7,450
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,529,387)                                                              2,529,387
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

                                                                                                     MATURITY
   PRINCIPAL      SECURITY NAME                                                            YIELD       DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
CORPORATE DEBT SECURITIES: 0.09%
$       144,060   GRYPHON FUNDING LIMITED(i)(a)                                             0.00%   08/05/2010   $        55,578
        182,688   VFNC CORPORATION+++/-(i)(a)                                               0.45    09/30/2010            93,171
TOTAL CORPORATE DEBT SECURITIES (COST $129,679)                                                                          148,749
                                                                                                                 ---------------


     SHARES
---------------
SHORT-TERM INVESTMENTS: 4.87%
      7,702,443   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)+++~                           0.10                       7,702,443
TOTAL SHORT-TERM INVESTMENTS (COST $7,702,443)                                                                         7,702,443
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $153,356,992)*                                                               102.87%                           162,883,778
OTHER ASSETS AND LIABILITIES, NET                                                   (2.87)                            (4,541,444)
                                                                                   ------                        ---------------
TOTAL NET ASSETS                                                                   100.00%                       $   158,342,334
                                                                                   ------                        ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY (UNAUDITED).

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET TRUST. THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,702,443.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $153,665,881 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 23,184,413
GROSS UNREALIZED DEPRECIATION    (13,966,516)
                                ------------
NET UNREALIZED APPRECIATION     $  9,217,897

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.05%
ARGENTINA: 0.18%
            730   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                       $         6,935
                                                                                                                 ---------------
AUSTRALIA: 2.78%
          3,979   AMP LIMITED (INSURANCE CARRIERS)                                                                        24,035
            594   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               18,519
            494   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                24,118
            777   NEWCREST MINING LIMITED (METAL MINING)                                                                  24,611
          2,295   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                        17,768
                                                                                                                         109,051
                                                                                                                 ---------------
AUSTRIA: 0.22%
            378   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                         8,774
                                                                                                                 ---------------
BELGIUM: 0.89%
          2,570   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                16,567
            357   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                      18,481
                                                                                                                          35,048
                                                                                                                 ---------------
BRAZIL: 0.43%
            762   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                         16,665
                                                                                                                 ---------------
CANADA: 5.59%
            419   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                               22,626
          1,421   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                           31,518
            902   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                               65,547
            781   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                              25,472
            415   GOLDCORP INCORPORATED (METAL MINING)                                                                    16,408
            906   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                              13,384
            225   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                  FUELS)                                                                                                  24,413
            292   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                    19,722
                                                                                                                         219,090
                                                                                                                 ---------------
CHINA: 3.24%
         19,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                     13,093
            379   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                       14,254
          1,566   SINA CORPORATION (BUSINESS SERVICES)+                                                                   70,752
          1,498   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                                28,777
                                                                                                                         126,876
                                                                                                                 ---------------
DENMARK: 0.31%
            165   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                 12,146
                                                                                                                 ---------------
FINLAND: 0.36%
          1,090   NOKIA OYJ (COMMUNICATIONS)                                                                              14,094
                                                                                                                 ---------------
 FRANCE: 7.28%
            279   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    19,512
          1,145   AXA SA (INSURANCE CARRIERS)                                                                             26,883
            278   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                22,050
            470   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                                25,496
            557   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             9,775
            514   FRANCE TELECOM SA (COMMUNICATIONS)                                                                      12,844
            378   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 42,384
          1,732   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                        8,648

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
             82   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            $         6,768
            267   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                              32,049
            406   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                     16,508
            251   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                              17,439
            420   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    29,550
            237   TOTAL SA (OIL & GAS EXTRACTION)                                                                         15,222
                                                                                                                         285,128
                                                                                                                 ---------------
GERMANY: 10.26%
            908   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             49,182
            302   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            10,149
            175   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                        21,693
            546   BASF AG (OIL & GAS EXTRACTION)                                                                          33,792
            343   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                  27,448
          1,291   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                   68,763
            139   DEUTSCHE BANK AG (BANKING)                                                                               9,829
            522   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                  43,227
            146   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            11,135
          3,037   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                    16,896
            415   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                             10,522
            331   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                   12,513
            166   METRO AG (FOOD STORES)                                                                                  10,138
            169   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                      26,323
            161   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                15,776
            201   SAP AG (BUSINESS SERVICES)                                                                               9,582
            274   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     25,145
                                                                                                                         402,113
                                                                                                                 ---------------
GREECE: 0.81%
          3,072   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             31,879
                                                                                                                 ---------------
HONG KONG: 1.23%
          1,957   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       18,209
            381   CHINA MOBILE (HONG KONG) LIMITED ADR (COMMUNICATIONS)                                                   17,690
            700   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                               12,455
                                                                                                                          48,354
                                                                                                                 ---------------
IRELAND: 0.39%
          1,566   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                              15,469
                                                                                                                 ---------------
ISRAEL: 0.26%
            179   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                         10,056
                                                                                                                 ---------------
JAPAN: 14.84%
            800   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              20,841
          2,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    19,024
            400   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              17,015
          3,000   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                           48,894
         30,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                         56,353
          1,800   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                37,682
          1,300   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             44,653
          2,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          27,528
          3,600   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              26,772
            110   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    7,489
          2,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                 12,895
         13,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              65,814

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
            300   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       $        18,334
            400   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     25,675
         10,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              55,489
          4,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                15,336
            900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               37,945
            300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                      28,124
             52   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                               15,635
                                                                                                                         581,498
                                                                                                                 ---------------
LUXEMBOURG: 0.56%
            482   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                22,030
                                                                                                                 ---------------
MEXICO: 0.70%
            299   AMERICA MOVIL SAB DE CV ADR (COMMUNICATIONS)                                                            14,047
            281   FOMENTO ECONOMICO MEXICANO SA DE CV ADR (FOOD & KINDRED PRODUCTS)                                       13,454
                                                                                                                          27,501
                                                                                                                 ---------------
NETHERLANDS: 6.78%
          1,166   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                39,809
            415   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                13,964
          1,903   NEW WORLD RESOURCES NV (ENERGY)                                                                         17,139
          1,933   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)<<                                                              96,181
          1,390   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                   45,240
          2,937   USG PEOPLE NV (BUSINESS SERVICES)+                                                                      53,123
                                                                                                                         265,456
                                                                                                                 ---------------
NORWAY: 0.38%
          1,054   TELENOR ASA (COMMUNICATIONS)                                                                            14,724
                                                                                                                 ---------------
POLAND: 0.41%
            287   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                 16,114
                                                                                                                 ---------------
RUSSIA: 1.61%
            745   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                      18,998
            314   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                       17,992
          1,380   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                   25,972
                                                                                                                          62,962
                                                                                                                 ---------------
SINGAPORE: 0.28%
          1,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    10,871
                                                                                                                 ---------------
SOUTH KOREA: 1.02%
             12   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           13,320
             39   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              26,743
                                                                                                                          40,063
                                                                                                                 ---------------
SPAIN: 2.03%
          1,064   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                            17,582
          3,611   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     17,104
            469   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              29,290
            554   TELEFONICA SA (COMMUNICATIONS)                                                                          15,506
                                                                                                                          79,482
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SWEDEN: 1.49%
            264   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                       $        14,635
          3,081   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                31,217
            734   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              12,455
                                                                                                                          58,307
                                                                                                                 ---------------
SWITZERLAND: 10.68%
          1,837   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                           35,398
            502   ADECCO SA (BUSINESS SERVICES)                                                                           27,693
            411   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              13,821
          1,011   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                           50,086
          1,380   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     66,976
            756   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               41,285
            308   ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          52,672
            253   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                    64,039
            404   TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                                          33,451
            151   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                       33,012
                                                                                                                         418,433
                                                                                                                 ---------------
TAIWAN: 0.89%
          2,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              34,749
                                                                                                                 ---------------
UNITED KINGDOM: 20.15%
          1,006   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               12,817
            812   ANGLO AMERICAN PLC (COAL MINING)                                                                        35,166
          2,749   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                              43,730
          9,693   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                            12,702
          9,165   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  40,385
          1,105   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                     19,952
          1,885   BHP BILLITON PLC (COAL MINING)                                                                          60,094
          6,498   BP PLC (OIL & GAS EXTRACTION)                                                                           62,746
          3,644   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                             10,960
          1,903   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            18,278
          1,182   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                   15,198
          2,588   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              17,509
         18,445   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     30,844
          6,208   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                             70,823
          1,445   ICAP PLC (BUSINESS SERVICES)                                                                             9,966
          1,137   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                  16,336
            476   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                   9,621
          3,029   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   14,572
          2,808   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      10,337
          7,225   MAN GROUP PLC (BUSINESS SERVICES)                                                                       35,658
            291   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    9,730
            287   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                   15,535
          1,191   RIO TINTO PLC (METAL MINING)                                                                            64,310
          1,419   ROYAL DUTCH SHELL A (OIL & GAS EXTRACTION)                                                              42,939
          2,227   SAVILLS PLC (SOCIAL SERVICES)                                                                           11,467
            390   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         9,846
            869   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                           11,901
          6,250   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     14,473
          2,026   WPP PLC (COMMUNICATIONS)                                                                                19,815
          2,355   XSTRATA PLC (METAL MINING)                                                                              42,006
                                                                                                                         789,716
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $3,051,507)                                                                                  3,763,584
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

                                                                                                      DIVIDEND
  SHARES          SECURITY NAME                                                                         YIELD         VALUE
---------------   ---------------------------------------------------------------                     --------   ---------------
PREFERRED STOCKS: 1.61%
            881   FRESENIUS AG (HEALTHCARE)(t)                                                           0.01%   $        63,243
TOTAL PREFERRED STOCKS (COST $46,431)                                                                                     63,243
                                                                                                                 ---------------

                                                                                                         YIELD
                                                                                                         -----
COLLATERAL FOR SECURITIES LENDING: 2.58%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.58%
        100,890   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A(u)                            0.00           100,890
          1,248   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES
                  B(a)(u)                                                                                 0.00               243
                                                                                                                         101,133
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $102,138)                                                                  101,133
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 0.34%
         13,184   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                                         0.10            13,184
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,184)                                                                               13,184
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,213,260)*                                                       100.58%                                       3,941,144
OTHER ASSETS AND LIABILITIES, NET                                         (0.58)                                         (22,866)
                                                                         ------                                  ---------------
TOTAL NET ASSETS                                                         100.00%                                 $     3,918,278
                                                                         ------                                  ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET TRUST. THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,184.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,301,913 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 757,622
GROSS UNREALIZED DEPRECIATION    (118,391)
                                ---------
NET UNREALIZED APPRECIATION     $ 639,231

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 86.99%
ARGENTINA: 0.01%
         25,280   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                       $       240,160
                                                                                                                 ---------------
AUSTRALIA: 2.73%
        156,400   AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 870,734
        134,905   AMP LIMITED (INSURANCE CARRIERS)                                                                       814,873
         20,125   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              627,432
        507,200   AWB LIMITED (AGRICULTURAL SERVICES)                                                                    511,674
        166,200   BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                             457,944
         16,760   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               818,256
        162,645   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 1,354,520
        739,500   GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                    1,076,863
         49,621   INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         156,958
          9,600   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  411,324
        197,500   METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                              791,928
         26,426   NEWCREST MINING LIMITED (METAL MINING)                                                                 837,038
        397,900   PERILYA LIMITED (METAL MINING)                                                                         236,344
        264,400   QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                         705,446
        243,905   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,888,299
         84,600   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             524,888
        188,100   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           578,291
                                                                                                                      12,662,812
                                                                                                                 ---------------
AUSTRIA: 0.01%
         13,070   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        303,378
         14,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                              522,429
                                                                                                                         825,807
                                                                                                                 ---------------
BELGIUM: 0.90%
         92,912   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                               598,923
         40,467   ANHEUSER- BUSCH INBEV NA (FOOD & KINDRED PRODUCTS)                                                   1,315,788
         17,200   DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                             65,465
         10,400   DEXIA (DEPOSITORY INSTITUTIONS)                                                                      2,094,861
         16,800   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                    556,101
         15,013   UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                  500,813
                                                                                                                       5,131,951
                                                                                                                 ---------------
BRAZIL: 0.34%
         27,742   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                        606,718
         52,427   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                   2,222,381
                                                                                                                       2,829,099
                                                                                                                 ---------------
CANADA: 2.32%
         15,043   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                              812,322
         52,283   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                        1,159,637
         31,165   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                            2,264,703
         58,184   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                           3,141,936
         28,235   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                             920,874
         14,913   GOLDCORP INCORPORATED (METAL MINING)                                                                   589,619
         33,242   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                             491,073
          8,063   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                  FUELS)                                                                                                 874,836
         10,649   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                                  719,233
                                                                                                                      10,974,233
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
CHINA: 2.42%
      2,313,400   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                              $     1,975,979
        486,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              454,805
        136,000   CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                            2,378,131
      1,385,000   EVERGRANDE REAL ESTATE (REAL ESTATE)                                                                   353,858
      1,178,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                766,328
        660,000   LONKING HOLDING LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       970,157
         13,392   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)                                                       503,673
         57,480   SINA CORPORATION (BUSINESS SERVICES)                                                                 2,596,946
         54,265   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                              1,042,431
        276,600   WYNN MACAU LIMITED (CASINO & GAMING)                                                                   340,693
                                                                                                                      11,383,001
                                                                                                                 ---------------
DENMARK: 0.54%
          8,180   CARLSBERG AS (FOOD & KINDRED PRODUCTS)                                                                 602,168
         97,126   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                2,180,420
         46,300   H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                           836,510
            354   NKT HOLDING AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              19,709
                                                                                                                       3,638,807
                                                                                                                 ---------------
FINLAND: 0.54%
          4,587   ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                     5,927
        171,442   NOKIA OYJ (COMMUNICATIONS)                                                                           2,216,745
         22,000   RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               508,894
         43,100   TIETOENATOR OYJ (BUSINESS SERVICES)                                                                    895,520
                                                                                                                       3,627,086
                                                                                                                 ---------------
FRANCE: 9.64%
         44,581   ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        2,439,565
          9,552   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   668,027
            910   ARKEMA (OIL & GAS EXTRACTION)                                                                           33,737
         75,763   AXA SA (INSURANCE CARRIERS)                                                                          1,778,837
         59,660   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             4,732,115
          8,000   CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                             712,761
         26,941   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                             1,461,451
         90,955   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         1,596,248
         59,958   FRANCE TELECOM SA (COMMUNICATIONS)                                                                   1,498,247
         14,000   LAGARDERE SCA (COMMUNICATIONS)                                                                         566,798
         13,213   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                              1,481,543
        316,531   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                    1,580,549
          2,802   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    231,264
         40,478   PERNOD-RICARD SA (FOOD & KINDRED PRODUCTS)                                                           3,461,261
          9,231   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                           1,108,044
         13,919   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                    565,949
         14,600   RALLYE SA (FOOD STORES)                                                                                510,018
         35,800   SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                   699,507
         38,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      3,012,021
         50,500   SCOR SE (INSURANCE CARRIERS)                                                                         1,268,663
         51,847   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           3,602,328
         14,502   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 1,020,312
         15,000   THALES SA (TRANSPORTATION EQUIPMENT)                                                                   770,929
         30,417   TOTAL SA (OIL & GAS EXTRACTION)                                                                      1,953,682
          6,543   UNIBAIL (REAL ESTATE)                                                                                1,437,366
         36,318   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             2,043,653
         30,300   VIVENDI SA (COMMUNICATIONS)                                                                            899,296
                                                                                                                      41,134,171
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
GERMANY: 10.94%
         31,385   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)    $     1,699,982
         10,894   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           366,117
         20,682   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                     2,563,741
         51,168   BASF AG (OIL & GAS EXTRACTION)                                                                       3,166,824
         73,591   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                               5,889,013
        112,304   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                5,981,718
         17,011   DEUTSCHE BANK AG (BANKING)                                                                           1,202,848
         27,075   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                               2,242,071
         36,600   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          618,017
         95,372   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           1,843,236
         57,900   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          2,430,298
         11,300   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     527,940
         17,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              132,317
          5,015   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           382,478
        103,228   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    574,297
         14,968   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                            379,380
         11,204   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                  423,554
         38,481   LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                           4,636,278
          5,733   METRO AG (FOOD STORES)                                                                                 350,130
         37,524   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                   5,844,728
         11,400   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    491,925
            769   RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                     18,716
         16,834   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,633,611
          5,559   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                               544,719
          6,952   SAP AG (BUSINESS SERVICES)                                                                             331,424
          9,479   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    869,896
         36,500   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           1,372,118
                                                                                                                      46,517,376
                                                                                                                 ---------------
GREECE: 0.01%
        106,342   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          1,103,537
                                                                                                                 ---------------
HONG KONG: 2.41%
        249,755   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    981,177
        886,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                              943,139
        280,900   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)            906,165
         66,602   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                  619,699
         15,496   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                              719,479
      1,416,679   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                             1,305,074
         21,814   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              388,123
        297,000   HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                               319,367
        218,000   LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      901,307
        772,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         1,770,775
        455,232   NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                              835,518
        109,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           507,773
        211,000   UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                         457,025
        234,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                     678,935
                                                                                                                      11,333,556
                                                                                                                 ---------------
INDIA: 0.45%
         16,157   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                            924,423
         14,405   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           269,946
         55,531   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                     2,094,074
                                                                                                                       3,288,443
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
IRELAND: 1.38%
         50,685   ACCENTURE PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                $     2,103,428
         36,500   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                        62,449
        276,182   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                          519,921
        254,000   CONNEMARA GREN MARBLE (DEPOSITORY INSTITUTIONS)(a)(i)                                                        0
         45,286   COVIDIEN LIMITED (SURGICAL & MEDICAL INSTRUMENTS & APPARATUS)                                        2,168,747
        198,623   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           1,961,942
         65,300   IRISH LIFE & PERMANENT PLC (BUSINESS SERVICES)                                                         306,708
                                                                                                                       7,123,195
                                                                                                                 ---------------
ISRAEL: 0.01%
          6,318   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                        354,945
                                                                                                                 ---------------
ITALY: 1.50%
         61,162   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                      1,647,725
         57,500   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           513,773
        189,100   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,094,773
         65,000   ENI SPA (OIL & GAS EXTRACTION)                                                                       1,655,277
        593,467   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                            2,670,614
                                                                                                                       7,582,162
                                                                                                                 ---------------
JAPAN: 12.00%
         97,700   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        862,810
         27,300   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             711,192
         34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             363,769
         98,800   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         618,845
         42,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   399,507
         37,400   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           1,395,350
         11,900   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             506,208
        131,000   CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 501,393
         66,600   COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)                                                                                              700,609
         32,400   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        68,080
         45,478   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                         1,374,212
         26,100   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    624,084
        101,600   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                         1,655,873
        135,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         470,475
         48,100   HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                        584,814
         15,300   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 519,109
      1,014,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                      1,904,742
        104,000   ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                     768,224
         19,600   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   774,765
         29,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       184,770
            240   KDDI CORPORATION (COMMUNICATIONS)                                                                    1,271,210
         61,200   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,281,171
          7,400   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            132,123
         21,000   KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   307,663
         50,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                    368,450
         43,400   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          1,490,707
        224,500   MARUBENI CORPORATION (BUSINESS SERVICES)                                                             1,240,132
         25,700   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             707,292
         30,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             752,239
        146,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             2,071,172
         33,900   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                   323,847
         56,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                         770,777
         70,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                               289,083
        199,500   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                          856,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        128,500   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                               $       595,739
         35,700   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            1,410,259
         45,700   NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                401,608
            600   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 44,659
        124,300   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             924,378
            500   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               697,744
         11,100   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       476,505
         12,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                      74,246
          3,760   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  255,997
         47,000   RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         673,452
         32,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    757,589
         33,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              93,386
        160,000   SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     409,988
          3,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             19,042
         47,600   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                           387,958
        235,800   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                     446,156
         86,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                554,481
        128,400   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                          1,307,464
        470,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           2,379,444
         48,900   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                    1,403,203
         80,127   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                  1,973,289
         33,000   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  1,359,641
          8,800   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               537,790
         11,800   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    757,419
        356,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           1,975,408
        134,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               513,764
        146,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    553,383
         30,700   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            1,294,341
         10,100   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                     946,837
         39,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             275,027
          1,774   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                              533,385
                                                                                                                      50,884,493
                                                                                                                 ---------------
LUXEMBOURG: 0.01%
         17,218   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                               786,970
                                                                                                                 ---------------
MEXICO: 0.40%
         10,976   AMERICA MOVIL SAB DE CV ADR (COMMUNICATIONS)                                                           515,652
         10,306   FOMENTO ECONOMICO MEXICANO SA DE CV ADR (FOOD & KINDRED PRODUCTS)                                      493,451
         98,303   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                               2,040,770
                                                                                                                       3,049,873
                                                                                                                 ---------------
NETHERLANDS: 6.29%
         60,500   AEGON NV (INSURANCE CARRIERS)                                                                          387,418
         23,996   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                          1,591,292
        223,041   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             7,615,028
         14,295   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                               480,997
         44,314   CSM (FOOD & KINDRED PRODUCTS)                                                                        1,163,980
         28,738   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                        1,201,913
         33,325   HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                                1,582,056
        389,515   ING GROEP NV (FINANCIAL SERVICES)                                                                    3,751,180
         24,900   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                     1,223,423
         65,144   NEW WORLD RESOURCES NV (ENERGY)                                                                        586,703
         13,700   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                           770,081
         66,807   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                             3,324,141

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
NETHERLANDS (continued)
          7,620   TNT NV (TRANSPORTATION SERVICES)                                                               $       234,113
         48,637   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                1,582,978
        102,818   USG PEOPLE NV (BUSINESS SERVICES)                                                                    1,859,736
                                                                                                                      27,355,039
                                                                                                                 ---------------
NORWAY: 0.35%
         80,700   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  871,214
         46,800   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 393,140
         21,600   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  538,696
         35,851   TELENOR ASA (COMMUNICATIONS)                                                                           500,828
         12,445   YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                                   563,698
                                                                                                                       2,867,576
                                                                                                                 ---------------
POLAND: 0.01%
          9,840   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                552,480
                                                                                                                 ---------------
PORTUGAL: 0.01%
         51,000   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                      332,163
         44,700   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                              545,434
                                                                                                                         877,597
                                                                                                                 ---------------
RUSSIA: 0.19%
         25,755   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                     656,753
         10,842   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      621,247
         49,393   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                  929,576
                                                                                                                       2,207,576
                                                                                                                 ---------------
SINGAPORE: 0.42%
         44,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   478,323
        389,790   MOBILONE LIMITED (COMMUNICATIONS)                                                                      524,012
        228,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                1,470,700
         65,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                                     688,413
                                                                                                                       3,161,448
                                                                                                                 ---------------
SOUTH KOREA: 0.01%
            397   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          440,656
          1,351   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             926,421
                                                                                                                       1,367,077
                                                                                                                 ---------------
SPAIN: 2.98%
        103,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                         1,880,822
        243,369   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         4,021,592
        124,294   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    588,722
         38,365   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                           2,395,989
         57,200   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                 1,534,939
        116,636   TELEFONICA SA (COMMUNICATIONS)                                                                       3,264,531
                                                                                                                      13,686,595
                                                                                                                 ---------------
SWEDEN: 1.44%
          9,517   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                               527,591
        106,467   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                             1,078,724
         59,800   SAAB AB (TRANSPORTATION EQUIPMENT)                                                                     984,447
         79,541   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         957,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SWEDEN (continued)
        128,485   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                             $       794,279
         25,178   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             427,222
         35,421   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                610,786
         32,600   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                 434,646
         34,800   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                        991,445
         59,300   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               545,919
                                                                                                                       7,352,886
                                                                                                                 ---------------
SWITZERLAND: 9.73%
         63,611   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        1,225,740
         17,277   ADECCO SA (BUSINESS SERVICES)                                                                          953,085
         13,300   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                             1,104,264
         83,600   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              988,579
         14,085   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             473,634
         98,009   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                        4,855,495
          1,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            424,216
         42,978   HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              3,340,139
        116,606   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  5,659,308
        112,290   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            6,132,070
          2,200   RIETER HOLDING AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             496,917
         29,518   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                      5,047,956
          4,282   ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                        750,081
          8,870   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                 2,245,177
         11,200   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 536,532
          3,400   SWISSCOM AG (COMMUNICATIONS)                                                                         1,298,502
         14,577   TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)                                                        1,206,976
         75,074   UBS AG (DEPOSITORY INSTITUTIONS)                                                                     1,169,068
          2,200   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                         543,557
          3,587   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               352,423
         12,361   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                    2,702,408
                                                                                                                      41,506,127
                                                                                                                 ---------------
TAIWAN: 0.34%
         54,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             938,226
        163,392   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   1,869,204
                                                                                                                       2,807,430
                                                                                                                 ---------------
UNITED KINGDOM: 16.37%
         34,770   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              442,987
         64,300   AMLIN PLC (INSURANCE CARRIERS)                                                                         371,275
         27,899   ANGLO AMERICAN PLC (COAL MINING)                                                                     1,208,239
         97,024   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MATERIALS, EXCEPT FUELS)                          1,543,418
        333,702   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                           437,296
         52,800   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,481,455
         93,600   AVIVA PLC (INSURANCE CARRIERS)                                                                         595,404
        602,183   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               2,653,498
         38,041   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                    686,880
         66,633   BHP BILLITON PLC (COAL MINING)                                                                       2,124,261
        571,278   BP PLC (OIL & GAS EXTRACTION)                                                                        5,516,365
        129,100   BRADFORD & BINGLEY PLC (DEPOSITORY INSTITUTIONS)(a)                                                     41,704
        172,700   BRIT INSURANCE HOLDINGS NV (PROPERTY - CASUALTY INSURANCE)                                             545,416
        123,473   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                            371,363
        504,300   BT GROUP PLC (COMMUNICATIONS)                                                                        1,098,281
         65,890   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           632,849
         40,071   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  515,218
        152,700   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       691,662
         89,611   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             606,247

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
         80,237   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             $       534,927
        253,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 518,081
         85,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    1,808,864
         71,400   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                              469,918
        645,741   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  1,079,824
        459,410   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          5,239,637
         50,029   ICAP PLC (BUSINESS SERVICES)                                                                           345,053
        157,000   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     1,309,587
         78,054   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                        2,462,400
         39,354   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 565,439
         16,316   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                 329,781
        104,278   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  501,663
        516,431   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   1,901,093
        539,197   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         433,827
        314,200   LOGICACMG PLC (BUSINESS SERVICES)                                                                      574,863
        249,665   MAN GROUP PLC (BUSINESS SERVICES)                                                                    1,232,186
        317,490   MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                449,391
        194,200   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                    812,985
        169,277   NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                1,847,645
          9,993   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                  334,127
        348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                           374,024
        518,700   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    908,346
          9,913   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                  536,592
         42,107   RIO TINTO PLC (METAL MINING)                                                                         2,273,645
        162,400   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          315,508
         49,263   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                 1,490,711
        134,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                 3,902,516
         76,663   SAVILLS PLC (SOCIAL SERVICES)                                                                          394,749
        178,196   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                     1,832,996
         69,000   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             820,712
         34,098   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       860,836
        137,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              959,153
        312,629   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                  2,156,762
        162,200   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                        599,196
        174,800   TOMKINS PLC (BUSINESS SERVICES)                                                                        543,196
         29,780   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                          407,842
        970,357   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  2,247,069
         99,900   WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                       794,741
         69,361   WPP PLC (COMMUNICATIONS)                                                                               678,372
         81,745   XSTRATA PLC (METAL MINING)                                                                           1,458,011
                                                                                                                      68,870,086
                                                                                                                 ---------------
UNITED STATES: 0.29%
         77,798   ACTIVISION BLIZZARD INCORPORATED (BUSINESS SERVICES) +                                                 864,336
         36,365   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                       1,752,426
                                                                                                                       2,616,762
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $372,919,339)                                                                              399,700,356
                                                                                                                 ---------------

                                                                                                DIVIDEND
                                                                                                  YIELD
                                                                                                --------
PREFERRED STOCKS: 0.01%
         30,445   FRESENIUS AG (HEALTHCARE)(t)                                                      1.43%              2,185,524
TOTAL PREFERRED STOCKS (COST $1,649,588)                                                                               2,185,524
                                                                                                                 ---------------
COLLATERAL FOR SECURITIES LENDING: 0.61%


                                                                                                  YIELD
                                                                                                --------
COLLATERAL INVESTED IN BUSINESS TRUSTS: 0.61%
      2,486,385  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A(u)                       0.00               2,486,385

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

     SHARES       SECURITY NAME                                                                    YIELD               VALUE
---------------   --------------------------------------------------------------------             -----         ---------------
COLLATERAL INVESTED IN BUSINESS TRUSTS (continued)
        198,242   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES
                  B(a)(u)                                                                           0.00%        $        38,657
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,684,627)                                                              2,525,042
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 0.01%
      7,704,976   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)+++~                                   0.10               7,704,976
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,704,976)                                                                         7,704,976
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $384,957,863)*                                                            100.42%                              412,115,898
OTHER ASSETS AND LIABILITIES, NET                                                (0.42)                               (1,743,651)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   410,372,247
                                                                                ------                           ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,704,976.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST. THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST DOES NOT PAY AN INVESTMENT ADVISORY FEE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $401,484,550 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 56,271,782
GROSS UNREALIZED DEPRECIATION    (45,640,434)
                                ------------
NET UNREALIZED APPRECIATION     $ 10,631,348

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of December 31, 2009 the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                               DEFAULTED SIVS ($ VALUE)   % OF NET ASSETS
                               ------------------------   ---------------
Emerging Markets Equity Fund           $148,749                0.09%

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                               SIGNIFICANT OTHER       SIGNIFICANT
                               QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS   TOTAL FAIR VALUE AS
INVESTMENTS IN SECURITIES         LEVEL 1           LEVEL 2              LEVEL 3            OF 12/31/2009
-------------------------      -------------   -----------------   -------------------   -------------------
ASIA PACIFIC FUND
   EQUITY SECURITIES
      COMMON STOCKS             $334,155,816      $11,461,459            $      0            $345,617,275
   INVESTMENT COMPANIES         $  7,199,399                0                   0            $  7,199,399
   SHORT-TERM INVESTMENTS         14,977,921                0              13,581              14,991,502
                                ------------      -----------            --------            ------------
                                $356,333,136      $11,461,459            $ 13,581            $367,808,176
                                ============      ===========            ========            ============
EMERGING MARKETS EQUITY FUND
   EQUITY SECURITIES
      COMMON STOCKS             $143,462,233      $ 1,659,427            $      0            $145,121,660
      PREFERRED STOCKS             7,185,905                0                   0               7,185,905
      RIGHTS                               0                0              17,515                  17,515
   CORPORATE DEBT SECURITIES               0                0             326,868                 326,868
   SHORT-TERM INVESTMENTS         10,224,380                0               7,450              10,231,830
                                ------------      -----------            --------            ------------
                                $160,872,518      $ 1,659,427            $351,833            $162,883,778
                                ============      ===========            ========            ============
INTERNATIONAL CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS             $  3,763,584      $         0            $      0            $  3,763,584
      PREFERRED STOCKS                63,243                0                   0                  63,243
   SHORT-TERM INVESTMENTS            114,074                0                 243                 114,317
                                ------------      -----------            --------            ------------
                                $  3,940,901      $         0            $    243            $  3,941,144
                                ============      ===========            ========            ============
INTERNATIONAL EQUITY FUND
   EQUITY SECURITIES
      COMMON STOCKS             $399,658,652      $         0            $ 41,704            $399,700,356
      PREFERRED STOCKS             2,185,524                0                   0               2,185,524
   SHORT-TERM INVESTMENTS         10,191,361                0              38,657              10,230,018
                                ------------      -----------            --------            ------------
                                $412,035,537      $         0            $ 80,361            $412,115,898
                                ============      ===========            ========            ============

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                           ASIA PACIFIC   EMERGING MARKETS   INTERNATIONAL   INTERNATIONAL
                                               FUND          EQUITY FUND       CORE FUND      EQUITY FUND
                                           ------------   ----------------   -------------   -------------
EQUITY SECURITIES
   COMMON STOCKS
BALANCE AS OF 09/30/2009                    $1,890,104        $      0           $   0        $  41,264
   Accrued discounts (premiums)                      0               0               0                0
   Realized gain                                     0               0               0                0
   Change in unrealized appreciation
      (depreciation)                           (63,939)              0               0              440
   Net purchases (sales)                     1,820,545               0               0                0
   Net transfer in (out) of Level 3                  0               0               0                0
BALANCE AS OF 12/31/2009                    $3,646,710        $      0           $   0        $  41,704
   RIGHTS
BALANCE AS OF 09/30/2009                    $        0        $      0           $   0        $  62,643
   Accrued discounts (premiums)                      0               0               0                0
   Realized gain (loss)                              0               0               0                0
   Change in unrealized appreciation
      (depreciation)                                 0               0               0                0
   Net purchases (sales)                             0          17,515               0                0
   Net transfer in (out) of Level 3                  0               0               0          (62,643)
BALANCE AS OF 12/31/2009                    $        0        $ 17,515           $   0        $       0
CORPORATE DEBT SECURITIES
BALANCE AS OF 09/30/2009                    $        0        $308,738           $   0        $       0
   Accrued discounts (premiums)                      0               0               0                0
   Realized gain                                     0           4,250               0                0
   Change in unrealized appreciation                 0          19,070               0                0
   Net purchases (sales)                             0          (5,190)              0                0
   Net transfer in (out) of Level 3                  0               0               0                0
BALANCE AS OF 12/31/2009                    $        0        $326,868           $   0        $       0
SHORT-TERM SECURITIES
BALANCE AS OF 09/30/2009                    $        0        $      0           $ 998        $ 158,593
   Accrued discounts (premiums)                      0               0               0                0
   Realized gain (loss)                              0               0               0                0
   Change in unrealized depreciation                 0               0            (755)        (119,936)
   Net purchases (sales)                        13,581           7,450               0                0
   Net transfer in (out) of Level 3                  0               0               0                0
BALANCE AS OF 12/31/2009                    $   13,581        $  7,450           $ 243        $  38,657
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period
   Equity securities
   COMMON STOCKS                            $        0        $      0           $   0        $     440
Corporate debt securities                            0          19,070               0                0
Short-term securities                                0               0            (755)        (119,936)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

AGGRESSIVE ALLOCATION FUND

   FACESHARE
    AMOUNT        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.10%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                            $     6,371,852
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                   3,824,566
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        904,318
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        6,379,602
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         6,371,754
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                               19,111,832
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                             1,942,017
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                   2,890,213
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 2,877,842
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                  2,882,715
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                  2,878,125
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                               1,917,320
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                13,507,983
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                13,568,356
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                      2,604,818
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                 1,685,861
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    256,860
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                            2,327,627
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                    3,870,023
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $91,448,421)                                                  96,173,684
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
SHORT-TERM INVESTMENTS: 1.84%
US TREASURY BILLS: 1.84%
      1,800,000   US TREASURY BILL###                                                       0.26%   02/04/2010         1,799,551
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,799,551)                                                                         1,799,551
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $93,247,972)*                                                                99.94%                        $    97,973,235
OTHER ASSETS AND LIABILITIES, NET                                                   0.06                                  60,890
                                                                                  ------                         ---------------
TOTAL NET ASSETS                                                                  100.00%                        $    98,034,125
                                                                                  ------                         ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $95,405,716 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 9,316,135
GROSS UNREALIZED DEPRECIATION    (6,748,616)
                                -----------
NET UNREALIZED APPRECIATION     $ 2,567,519
                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 57.90%
AEROSPACE, DEFENSE: 0.53%
         30,231   BOEING COMPANY                                                                                 $     1,636,404
          5,174   GOODRICH CORPORATION                                                                                   332,430
         13,308   LOCKHEED MARTIN CORPORATION                                                                          1,002,758
         15,944   RAYTHEON COMPANY                                                                                       821,435
                                                                                                                       3,793,027
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES: 0.30%
          3,660   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    127,551
         19,809   GAP INCORPORATED                                                                                       414,999
         12,756   KOHL'S CORPORATION+                                                                                    687,931
         11,130   LIMITED BRANDS INCORPORATED                                                                            214,141
          6,877   NORDSTROM INCORPORATED                                                                                 258,438
          2,390   POLO RALPH LAUREN CORPORATION                                                                          193,542
          5,204   ROSS STORES INCORPORATED                                                                               222,263
                                                                                                                       2,118,865
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
         13,269   COACH INCORPORATED                                                                                     484,717
          3,694   VF CORPORATION                                                                                         270,549
                                                                                                                         755,266
                                                                                                                 ---------------
AUTO & TRUCKS: 0.19%
        137,600   FORD MOTOR COMPANY+                                                                                  1,376,000
                                                                                                                 ---------------
AUTO PARTS & EQUIPMENT: 0.13%
          1,244   AUTOZONE INCORPORATED+                                                                                 196,639
         27,921   JOHNSON CONTROLS INCORPORATED                                                                          760,568
                                                                                                                         957,207
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
          3,847   AUTONATION INCORPORATED+                                                                                73,670
          5,708   O'REILLY AUTOMOTIVE INCORPORATED+                                                                      217,589
                                                                                                                         291,259
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
          2,332   RYDER SYSTEM INCORPORATED                                                                               96,008
                                                                                                                 ---------------
BASIC MATERIALS: 0.02%
          3,288   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        135,268
                                                                                                                 ---------------
BEVERAGES: 0.77%
         96,412   THE COCA-COLA COMPANY                                                                                5,495,484
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 0.48%
         19,122   CELGENE CORPORATION+                                                                                 1,064,713
          3,106   CEPHALON INCORPORATED+                                                                                 193,845
         11,041   GENZYME CORPORATION+                                                                                   541,119
         37,443   GILEAD SCIENCES INCORPORATED+                                                                        1,620,533
                                                                                                                       3,420,210
                                                                                                                 ---------------
BIOTECHNOLOGY: 0.48%
         42,112   AMGEN INCORPORATED+                                                                                  2,382,276
         12,032   BIOGEN IDEC INCORPORATED+                                                                              643,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
BIOTECHNOLOGY (continued)
          7,420   LIFE TECHNOLOGIES CORPORATION+                                                                 $       387,565
                                                                                                                       3,413,553
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.05%
         11,499   D.R. HORTON INCORPORATED                                                                               124,994
          6,712   LENNAR CORPORATION CLASS A                                                                              85,712
         13,135   PULTE HOMES INCORPORATED                                                                               131,350
                                                                                                                         342,056
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.55%
          5,492   FASTENAL COMPANY                                                                                       228,687
         70,749   HOME DEPOT INCORPORATED                                                                              2,046,769
         61,247   LOWE'S COMPANIES INCORPORATED                                                                        1,432,567
          3,961   SHERWIN-WILLIAMS COMPANY                                                                               244,196
                                                                                                                       3,952,219
                                                                                                                 ---------------
BUSINESS SERVICES: 1.50%
          4,062   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     242,461
          9,558   AUTODESK INCORPORATED+                                                                                 242,869
         20,996   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 899,049
         16,497   CA INCORPORATED                                                                                        370,523
          7,613   CITRIX SYSTEMS INCORPORATED+                                                                           316,777
         12,262   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    555,469
          6,341   COMPUTER SCIENCES CORPORATION+                                                                         364,798
          9,589   COMPUWARE CORPORATION+                                                                                  69,328
          5,262   EQUIFAX INCORPORATED                                                                                   162,543
         13,638   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    319,675
          6,403   FISERV INCORPORATED+                                                                                   310,417
          7,590   IMS HEALTH INCORPORATED                                                                                159,845
         20,226   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           149,268
          7,530   IRON MOUNTAIN INCORPORATED+                                                                            171,383
         21,862   JUNIPER NETWORKS INCORPORATED+                                                                         583,060
          5,230   MONSTER WORLDWIDE INCORPORATED+                                                                         91,002
         14,429   NOVELL INCORPORATED+                                                                                    59,880
         12,950   OMNICOM GROUP INCORPORATED                                                                             506,993
        162,696   ORACLE CORPORATION                                                                                   3,992,560
          6,281   ROBERT HALF INTERNATIONAL INCORPORATED                                                                 167,891
          4,573   SALESFORCE.COM INCORPORATED+                                                                           337,350
         31,345   SUN MICROSYSTEMS INCORPORATED+                                                                         293,703
          8,204   TOTAL SYSTEM SERVICES INCORPORATED                                                                     141,683
          8,002   VERISIGN INCORPORATED+                                                                                 193,968
                                                                                                                      10,702,495
                                                                                                                 ---------------
CASINO & GAMING: 0.06%
         12,357   INTERNATIONAL GAME TECHNOLOGY                                                                          231,941
          2,868   WYNN RESORTS LIMITED                                                                                   167,004
                                                                                                                         398,945
                                                                                                                 ---------------
CHEMICALS: 0.36%
         47,587   DOW CHEMICAL COMPANY                                                                                 1,314,829
         37,601   E.I. DU PONT DE NEMOURS & COMPANY                                                                    1,266,026
                                                                                                                       2,580,855
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 0.76%
          8,808   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  713,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
          3,416   AIRGAS INCORPORATED                                                                            $       162,602
          2,020   CF INDUSTRIES HOLDINGS INCORPORATED                                                                    183,376
          3,025   EASTMAN CHEMICAL COMPANY                                                                               182,226
          9,884   ECOLAB INCORPORATED                                                                                    440,629
          3,008   FMC CORPORATION                                                                                        167,726
         22,678   MONSANTO COMPANY                                                                                     1,853,927
          6,947   PPG INDUSTRIES INCORPORATED                                                                            406,677
         12,765   PRAXAIR INCORPORATED                                                                                 1,025,157
          5,063   SIGMA-ALDRICH CORPORATION                                                                              255,833
                                                                                                                       5,392,129
                                                                                                                 ---------------
COAL MINING: 0.14%
          7,524   CONSOL ENERGY INCORPORATED                                                                             374,695
          3,559   MASSEY ENERGY COMPANY                                                                                  149,514
         11,143   PEABODY ENERGY CORPORATION                                                                             503,775
                                                                                                                       1,027,984
                                                                                                                 ---------------
COMMERCIAL SERVICES: 0.09%
         13,382   PAYCHEX INCORPORATED                                                                                   410,024
         12,739   SAIC INCORPORATED+                                                                                     241,277
                                                                                                                         651,301
                                                                                                                 ---------------
COMMUNICATIONS: 2.28%
        245,525   AT&T INCORPORATED                                                                                    6,882,066
         12,379   CENTURYTEL INCORPORATED                                                                                448,244
        118,776   COMCAST CORPORATION CLASS A                                                                          2,002,563
         10,850   METROPCS COMMUNICATIONS INCORPORATED+                                                                   82,786
         93,750   NEWS CORPORATION CLASS A                                                                             1,283,438
         61,782   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      260,102
          3,721   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              154,422
        123,531   SPRINT NEXTEL CORPORATION<<+                                                                           452,123
         14,663   TIME WARNER CABLE INCORPORATED                                                                         606,902
        118,192   VERIZON COMMUNICATIONS INCORPORATED                                                                  3,915,701
         18,171   WINDSTREAM CORPORATION                                                                                 199,704
                                                                                                                      16,288,051
                                                                                                                 ---------------
COMPUTER SOFTWARE & SERVICES: 0.03%
          7,126   AKAMAI TECHNOLOGIES INCORPORATED+                                                                      180,502
                                                                                                                 ---------------
COMPUTERS - MEMORY DEVICES: 0.21%
         84,871   EMC CORPORATION+                                                                                     1,482,696
                                                                                                                 ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
          8,730   QUANTA SERVICES INCORPORATED+                                                                          181,933
                                                                                                                 ---------------
COSMETICS, PERSONAL CARE: 1.38%
         17,768   AVON PRODUCTS INCORPORATED                                                                             559,692
         20,686   COLGATE-PALMOLIVE COMPANY                                                                            1,699,355
          4,911   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            237,496
        121,566   PROCTER & GAMBLE COMPANY                                                                             7,370,547
                                                                                                                       9,867,090
                                                                                                                 ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.07%
          7,217   NOBLE ENERGY INCORPORATED                                                                              513,995
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS: 4.30%
        413,443   BANK OF AMERICA CORPORATION                                                                    $     6,226,452
         50,105   BANK OF NEW YORK MELLON CORPORATION                                                                  1,401,437
         28,610   BB&T CORPORATION                                                                                       725,836
        811,343   CITIGROUP INCORPORATED                                                                               2,685,545
          6,287   COMERICA INCORPORATED                                                                                  185,907
         33,091   FIFTH THIRD BANCORP                                                                                    322,637
          9,234   FIRST HORIZON NATIONAL CORPORATION+                                                                    123,730
         19,671   HUDSON CITY BANCORP INCORPORATED                                                                       270,083
         29,751   HUNTINGTON BANCSHARES INCORPORATED                                                                     108,591
        163,960   JPMORGAN CHASE & COMPANY                                                                             6,832,213
         36,554   KEYCORP                                                                                                202,875
          3,439   M&T BANK CORPORATION                                                                                   230,035
         21,831   MARSHALL & ILSLEY CORPORATION                                                                          118,979
         10,048   NORTHERN TRUST CORPORATION                                                                             526,515
         19,197   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                            1,013,410
         49,431   REGIONS FINANCIAL CORPORATION                                                                          261,490
         20,581   STATE STREET CORPORATION                                                                               896,097
         20,768   SUNTRUST BANKS INCORPORATED                                                                            421,383
         79,571   US BANCORP                                                                                           1,791,143
        212,658   WELLS FARGO & COMPANY(l)                                                                             5,739,639
         28,796   WESTERN UNION COMPANY                                                                                  542,805
          5,750   ZIONS BANCORPORATION<<                                                                                  73,773
                                                                                                                      30,700,575
                                                                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
          7,573   JANUS CAPITAL GROUP INCORPORATED                                                                       101,857
                                                                                                                 ---------------
E-COMMERCE/SERVICES: 0.47%
         13,871   AMAZON.COM INCORPORATED+                                                                             1,865,927
         46,803   EBAY INCORPORATED+                                                                                   1,101,743
          1,828   PRICELINE.COM INCORPORATED+                                                                            399,418
                                                                                                                       3,367,088
                                                                                                                 ---------------
EATING & DRINKING PLACES: 0.52%
          5,809   DARDEN RESTAURANTS INCORPORATED                                                                        203,722
         44,902   MCDONALD'S CORPORATION                                                                               2,803,681
         19,459   YUM! BRANDS INCORPORATED                                                                               680,481
                                                                                                                       3,687,884
                                                                                                                 ---------------
EDUCATIONAL SERVICES: 0.07%
          5,347   APOLLO GROUP INCORPORATED CLASS A+                                                                     323,921
          2,571   DEVRY INCORPORATED                                                                                     145,853
                                                                                                                         469,774
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.42%
         27,776   AES CORPORATION+                                                                                       369,699
          7,055   ALLEGHENY ENERGY INCORPORATED                                                                          165,651
          9,857   AMEREN CORPORATION                                                                                     275,503
         19,874   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           691,416
         16,242   CENTERPOINT ENERGY INCORPORATED                                                                        235,671
          9,553   CMS ENERGY CORPORATION                                                                                 149,600
         11,675   CONSOLIDATED EDISON INCORPORATED                                                                       530,395
          8,358   CONSTELLATION ENERGY GROUP INCORPORATED                                                                293,951
         24,849   DOMINION RESOURCES INCORPORATED                                                                        967,123
          6,862   DTE ENERGY COMPANY                                                                                     299,115
         54,281   DUKE ENERGY CORPORATION                                                                                934,176
         13,556   EDISON INTERNATIONAL                                                                                   471,478
         29,178   EL PASO CORPORATION                                                                                    286,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          7,860   ENTERGY CORPORATION                                                                            $       643,262
         27,435   EXELON CORPORATION                                                                                   1,340,748
         12,683   FIRSTENERGY CORPORATION                                                                                589,125
         17,198   FPL GROUP INCORPORATED                                                                                 908,398
         12,995   FRONTIER COMMUNICATIONS CORPORATION                                                                    101,491
          3,179   INTEGRYS ENERGY GROUP INCORPORATED                                                                     133,486
          1,881   NICOR INCORPORATED                                                                                      79,190
         11,473   NISOURCE INCORPORATED                                                                                  176,455
          7,300   NORTHEAST UTILITIES                                                                                    188,267
          9,219   PEPCO HOLDINGS INCORPORATED                                                                            155,340
         15,434   PG&E CORPORATION                                                                                       689,128
          4,214   PINNACLE WEST CAPITAL CORPORATION                                                                      154,148
         15,688   PPL CORPORATION                                                                                        506,879
         11,634   PROGRESS ENERGY INCORPORATED                                                                           477,110
         21,052   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           699,979
          7,254   QUESTAR CORPORATION                                                                                    301,549
         13,444   REPUBLIC SERVICES INCORPORATED                                                                         380,600
          4,610   SCANA CORPORATION                                                                                      173,705
         10,253   SEMPRA ENERGY                                                                                          573,963
         26,909   SPECTRA ENERGY CORPORATION                                                                             551,904
          3,504   STERICYCLE INCORPORATED+                                                                               193,316
          8,894   TECO ENERGY INCORPORATED                                                                               144,261
         33,294   THE SOUTHERN COMPANY                                                                                 1,109,356
         20,373   WASTE MANAGEMENT INCORPORATED                                                                          688,811
          4,864   WISCONSIN ENERGY CORPORATION                                                                           242,373
         18,999   XCEL ENERGY INCORPORATED                                                                               403,159
                                                                                                                      17,276,601
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.08%
         23,427   ADVANCED MICRO DEVICES INCORPORATED+                                                                   226,773
         12,289   ALTERA CORPORATION                                                                                     278,100
          7,135   AMPHENOL CORPORATION CLASS A                                                                           329,494
         12,143   ANALOG DEVICES INCORPORATED                                                                            383,476
         17,921   BROADCOM CORPORATION CLASS A+                                                                          563,615
        239,350   CISCO SYSTEMS INCORPORATED+                                                                          5,730,039
         31,295   EMERSON ELECTRIC COMPANY                                                                             1,333,167
          2,018   FIRST SOLAR INCORPORATED<<+                                                                            273,237
        443,015   GENERAL ELECTRIC COMPANY                                                                             6,702,817
          2,885   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           101,783
          5,480   HARRIS CORPORATION                                                                                     260,574
          7,931   JABIL CIRCUIT INCORPORATED                                                                             137,761
          9,262   JDS UNIPHASE CORPORATION+                                                                               76,412
          7,110   KLA-TENCOR CORPORATION                                                                                 257,098
          4,835   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               420,403
          9,283   LINEAR TECHNOLOGY CORPORATION                                                                          283,503
         27,176   LSI LOGIC CORPORATION+                                                                                 163,328
          9,301   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                126,680
          7,638   MICROCHIP TECHNOLOGY INCORPORATED                                                                      221,960
         35,360   MICRON TECHNOLOGY INCORPORATED+                                                                        373,402
          5,638   MOLEX INCORPORATED                                                                                     121,499
          9,844   NATIONAL SEMICONDUCTOR CORPORATION                                                                     151,204
         14,101   NETAPP INCORPORATED+                                                                                   484,933
          4,035   NOVELLUS SYSTEMS INCORPORATED+                                                                          94,177
         23,088   NVIDIA CORPORATION+                                                                                    431,284
          4,768   QLOGIC CORPORATION+                                                                                     89,972
          6,542   ROCKWELL COLLINS INCORPORATED                                                                          362,165
         16,068   TELLABS INCORPORATED+                                                                                   91,266
         52,128   TEXAS INSTRUMENTS INCORPORATED                                                                       1,358,456
          3,090   WHIRLPOOL CORPORATION                                                                                  249,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,519   XILINX INCORPORATED                                                                            $       288,666
                                                                                                                      21,966,492
                                                                                                                 ---------------
ELECTRONIC COMPUTERS: 1.71%
         98,654   HEWLETT-PACKARD COMPANY                                                                              5,081,668
         54,655   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          7,154,340
                                                                                                                      12,236,008
                                                                                                                 ---------------
ENGINEERING CONSTRUCTION: 0.05%
          7,447   FLUOR CORPORATION                                                                                      335,413
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.06%
          5,173   JACOBS ENGINEERING GROUP INCORPORATED+                                                                 194,557
          8,167   MOODY'S CORPORATION                                                                                    218,876
                                                                                                                         413,433
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.15%
          3,915   BALL CORPORATION                                                                                       202,406
         16,048   ILLINOIS TOOL WORKS INCORPORATED                                                                       770,144
          2,402   SNAP-ON INCORPORATED                                                                                   101,509
                                                                                                                       1,074,059
                                                                                                                 ---------------
FOOD: 0.16%
         18,429   CONAGRA FOODS INCORPORATED                                                                             424,788
         24,624   SYSCO CORPORATION                                                                                      687,995
                                                                                                                       1,112,783
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 1.67%
         26,726   ARCHER DANIELS MIDLAND COMPANY                                                                         836,791
          7,902   CAMPBELL SOUP COMPANY                                                                                  267,088
         13,223   COCA-COLA ENTERPRISES INCORPORATED                                                                     280,328
          8,297   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                             132,171
          7,509   DEAN FOODS COMPANY+                                                                                    135,462
         10,571   DR PEPPER SNAPPLE GROUP INCORPORATED                                                                   299,159
         13,588   GENERAL MILLS INCORPORATED                                                                             962,166
         13,133   H.J. HEINZ COMPANY                                                                                     561,567
          2,903   HORMEL FOODS CORPORATION                                                                               111,620
          4,952   JM SMUCKER COMPANY                                                                                     305,786
         10,577   KELLOGG COMPANY                                                                                        562,696
         61,460   KRAFT FOODS INCORPORATED CLASS A                                                                     1,670,483
          5,447   MCCORMICK & COMPANY INCORPORATED                                                                       196,800
          8,508   MEAD JOHNSON & COMPANY                                                                                 371,800
          6,543   MOLSON COORS BREWING COMPANY                                                                           295,482
          5,993   PEPSI BOTTLING GROUP INCORPORATED                                                                      224,738
         64,926   PEPSICO INCORPORATED                                                                                 3,947,501
         29,013   SARA LEE CORPORATION                                                                                   353,378
          6,918   THE HERSHEY COMPANY                                                                                    247,595
         12,694   TYSON FOODS INCORPORATED CLASS A                                                                       155,755
                                                                                                                      11,918,366
                                                                                                                 ---------------
FOOD STORES: 0.27%
         27,078   KROGER COMPANY                                                                                         555,911
         16,909   SAFEWAY INCORPORATED                                                                                   359,993
         30,910   STARBUCKS CORPORATION+                                                                                 712,785
          8,820   SUPERVALU INCORPORATED                                                                                 112,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FOOD STORES (continued)
          5,851   WHOLE FOODS MARKET INCORPORATED+                                                               $       160,610
                                                                                                                       1,901,401
                                                                                                                 ---------------
FOOTWEAR: 0.15%
         16,210   NIKE INCORPORATED CLASS B                                                                            1,070,995
                                                                                                                 ---------------
FORESTRY: 0.05%
          8,794   WEYERHAEUSER COMPANY                                                                                   379,373
                                                                                                                 ---------------
FURNITURE & FIXTURES: 0.05%
          6,328   LEGGETT & PLATT INCORPORATED                                                                           129,091
         14,941   MASCO CORPORATION                                                                                      206,335
                                                                                                                         335,426
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 1.10%
          3,437   BIG LOTS INCORPORATED+                                                                                  99,604
          5,775   FAMILY DOLLAR STORES INCORPORATED                                                                      160,718
          9,813   JCPENNEY COMPANY INCORPORATED                                                                          261,124
         17,517   MACY'S INCORPORATED                                                                                    293,585
          2,019   SEARS HOLDINGS CORPORATION<<+                                                                          168,486
         31,301   TARGET CORPORATION                                                                                   1,514,029
         17,463   TJX COMPANIES INCORPORATED                                                                             638,273
         88,777   WAL-MART STORES INCORPORATED                                                                         4,745,131
                                                                                                                       7,880,950
                                                                                                                 ---------------
HEALTH CARE: 0.05%
          6,747   HOSPIRA INCORPORATED+                                                                                  344,097
                                                                                                                 ---------------
HEALTH SERVICES: 0.54%
         15,090   CARDINAL HEALTH INCORPORATED                                                                           486,502
          6,157   COVENTRY HEALTH CARE INCORPORATED+                                                                     149,554
          4,252   DAVITA INCORPORATED+                                                                                   249,762
         11,430   EXPRESS SCRIPTS INCORPORATED+                                                                          988,124
          7,066   HUMANA INCORPORATED+                                                                                   310,127
          4,418   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            330,643
         19,836   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 1,267,719
         18,016   TENET HEALTHCARE CORPORATION+                                                                           97,106
                                                                                                                       3,879,537
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.66%
          4,868   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       77,499
          3,388   AVALONBAY COMMUNITIES INCORPORATED                                                                     278,189
          5,771   BOSTON PROPERTIES INCORPORATED                                                                         387,061
         11,489   EQUITY RESIDENTIAL                                                                                     388,098
         12,196   HCP INCORPORATED                                                                                       372,466
         25,702   HOST HOTELS & RESORTS INCORPORATED                                                                     299,942
         16,714   KIMCO REALTY CORPORATION                                                                               226,140
          6,774   PLUM CREEK TIMBER COMPANY                                                                              255,786
         19,688   PROLOGIS                                                                                               269,529
          5,643   PUBLIC STORAGE INCORPORATED                                                                            459,622
         11,939   SIMON PROPERTY GROUP INCORPORATED                                                                      952,732
          6,515   VENTAS INCORPORATED                                                                                    284,966
          6,548   VORNADO REALTY TRUST                                                                                   457,967
                                                                                                                       4,709,997
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.06%
         10,929   BED BATH & BEYOND INCORPORATED+                                                                $       422,187
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
         10,553   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            287,569
          7,781   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       284,551
          7,431   WYNDHAM WORLDWIDE CORPORATION                                                                          149,887
                                                                                                                         722,007
                                                                                                                 ---------------
HOUSEHOLD PRODUCTS, WARE: 0.14%
          4,691   AVERY DENNISON CORPORATION                                                                             171,175
          5,817   CLOROX COMPANY                                                                                         354,837
          6,255   FORTUNE BRANDS INCORPORATED                                                                            270,216
         11,554   NEWELL RUBBERMAID INCORPORATED                                                                         173,426
                                                                                                                         969,654
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.41%
         29,456   3M COMPANY                                                                                           2,435,128
         37,474   APPLE INCORPORATED+                                                                                  7,901,768
         55,492   APPLIED MATERIALS INCORPORATED                                                                         773,558
         12,893   BAKER HUGHES INCORPORATED                                                                              521,909
          2,506   BLACK & DECKER CORPORATION                                                                             162,464
         10,169   CAMERON INTERNATIONAL CORPORATION+                                                                     425,064
         25,910   CATERPILLAR INCORPORATED                                                                             1,476,611
          8,396   CUMMINS INCORPORATED                                                                                   385,041
         17,597   DEERE & COMPANY                                                                                        951,822
         71,642   DELL INCORPORATED<<+                                                                                 1,028,779
          7,746   DOVER CORPORATION                                                                                      322,311
          6,898   EATON CORPORATION                                                                                      438,851
          2,323   FLOWSERVE CORPORATION                                                                                  219,593
          5,083   FMC TECHNOLOGIES INCORPORATED+                                                                         294,001
          6,851   GAMESTOP CORPORATION CLASS A+                                                                          150,311
        229,756   INTEL CORPORATION                                                                                    4,687,022
          3,249   LEXMARK INTERNATIONAL INCORPORATED+                                                                     84,409
          4,863   PALL CORPORATION                                                                                       176,041
          6,685   PARKER HANNIFIN CORPORATION                                                                            360,188
          8,618   PITNEY BOWES INCORPORATED                                                                              196,146
          9,495   SANDISK CORPORATION+                                                                                   275,260
         10,294   SMITH INTERNATIONAL INCORPORATED                                                                       279,688
          3,346   STANLEY WORKS<<                                                                                        172,352
          7,123   TERADATA CORPORATION+                                                                                  223,876
          9,377   WESTERN DIGITAL CORPORATION+                                                                           413,995
                                                                                                                      24,356,188
                                                                                                                 ---------------
INFORMATION & BUSINESS SERVICES: 0.99%
         10,032   GOOGLE INCORPORATED CLASS A+                                                                         6,219,639
         49,550   YAHOO! INCORPORATED+                                                                                   831,449
                                                                                                                       7,051,088
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.07%
         21,948   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                484,612
                                                                                                                 ---------------
INSURANCE CARRIERS: 1.85%
         18,036   AETNA INCORPORATED                                                                                     571,741
         19,468   AFLAC INCORPORATED                                                                                     900,395
         22,321   ALLSTATE CORPORATION                                                                                   670,523
          5,600   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              167,888
         11,397   AON CORPORATION                                                                                        436,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INSURANCE CARRIERS (continued)
          4,859   ASSURANT INCORPORATED                                                                          $       143,243
         14,211   CHUBB CORPORATION                                                                                      698,897
         11,377   CIGNA CORPORATION                                                                                      401,267
          6,769   CINCINNATI FINANCIAL CORPORATION                                                                       177,621
         20,327   GENWORTH FINANCIAL INCORPORATED                                                                        230,711
         15,936   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         370,671
          7,890   LEUCADIA NATIONAL CORPORATION                                                                          187,703
         12,568   LINCOLN NATIONAL CORPORATION                                                                           312,692
         15,015   LOEWS CORPORATION                                                                                      545,795
         34,067   METLIFE INCORPORATED                                                                                 1,204,268
         13,270   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 319,011
         19,305   PRUDENTIAL FINANCIAL INCORPORATED                                                                      960,617
         28,052   THE PROGRESSIVE CORPORATION                                                                            504,655
         22,733   THE TRAVELERS COMPANIES INCORPORATED                                                                 1,133,467
          3,444   TORCHMARK CORPORATION                                                                                  151,364
         48,348   UNITEDHEALTH GROUP INCORPORATED                                                                      1,473,647
         13,803   UNUMPROVIDENT CORPORATION                                                                              269,435
         19,070   WELLPOINT INCORPORATED+                                                                              1,111,590
         14,235   XL CAPITAL LIMITED CLASS A                                                                             260,928
                                                                                                                      13,205,090
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.82%
         14,359   AGILENT TECHNOLOGIES INCORPORATED+                                                                     446,134
          9,865   BECTON DICKINSON & COMPANY                                                                             777,954
         62,845   BOSTON SCIENTIFIC CORPORATION+                                                                         565,605
          4,016   C.R. BARD INCORPORATED                                                                                 312,846
          7,368   CAREFUSION CORPORATION+                                                                                184,274
         10,826   DANAHER CORPORATION                                                                                    814,115
          6,325   DENTSPLY INTERNATIONAL INCORPORATED                                                                    222,450
         11,158   EASTMAN KODAK COMPANY                                                                                   47,087
          6,315   FLIR SYSTEMS INCORPORATED+                                                                             206,627
          2,313   MILLIPORE CORPORATION+                                                                                 167,346
          4,858   PERKINELMER INCORPORATED                                                                               100,026
          6,462   QUEST DIAGNOSTICS INCORPORATED                                                                         390,176
          5,918   ROCKWELL AUTOMATION INCORPORATED                                                                       278,028
          3,789   ROPER INDUSTRIES INCORPORATED                                                                          198,430
          7,276   TERADYNE INCORPORATED+                                                                                  78,071
         16,988   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 810,158
          3,939   WATERS CORPORATION+                                                                                    244,060
                                                                                                                       5,843,387
                                                                                                                 ---------------
MEDIA - COMMUNICATION: 0.24%
         28,175   CBS CORPORATION CLASS B                                                                                395,859
         39,812   DIRECTV+                                                                                             1,327,730
                                                                                                                       1,723,589
                                                                                                                 ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.46%
          1,589   INTUITIVE SURGICAL INCORPORATED+                                                                       481,975
         46,051   MEDTRONIC INCORPORATED                                                                               2,025,323
         13,907   ST. JUDE MEDICAL INCORPORATED+                                                                         511,499
          5,178   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                   242,589
                                                                                                                       3,261,386
                                                                                                                 ---------------
MEDICAL PRODUCTS: 0.48%
         12,794   ALLERGAN INCORPORATED                                                                                  806,150
         25,083   BAXTER INTERNATIONAL INCORPORATED                                                                    1,471,870
         11,749   STRYKER CORPORATION                                                                                    591,797

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
MEDICAL PRODUCTS (continued)
          8,861   ZIMMER HOLDINGS INCORPORATED+                                                                  $       523,774
                                                                                                                       3,393,591
                                                                                                                 ---------------
METAL MINING: 0.37%
          5,449   CLIFFS NATURAL RESOURCES INCORPORATED                                                                  251,144
         17,886   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  1,436,067
         20,394   NEWMONT MINING CORPORATION                                                                             964,840
                                                                                                                       2,652,051
                                                                                                                 ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
          5,217   VULCAN MATERIALS COMPANY                                                                               274,779
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.24%
          5,183   HASBRO INCORPORATED                                                                                    166,167
         31,748   HONEYWELL INTERNATIONAL INCORPORATED                                                                 1,244,522
         15,040   MATTEL INCORPORATED                                                                                    300,499
                                                                                                                       1,711,188
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 0.76%
         18,140   COSTCO WHOLESALE CORPORATION                                                                         1,073,344
         58,689   CVS CAREMARK CORPORATION                                                                             1,890,373
         11,430   OFFICE DEPOT INCORPORATED+                                                                              73,724
          5,209   RADIOSHACK CORPORATION                                                                                 101,576
         30,119   STAPLES INCORPORATED                                                                                   740,626
         41,142   WALGREEN COMPANY                                                                                     1,510,734
                                                                                                                       5,390,377
                                                                                                                 ---------------
MISCELLANEOUS SERVICES: 0.03%
          2,162   DUN & BRADSTREET CORPORATION                                                                           182,408
                                                                                                                 ---------------
MOTION PICTURES: 0.56%
         48,580   TIME WARNER INCORPORATED                                                                             1,415,621
         80,032   WALT DISNEY COMPANY                                                                                  2,581,032
                                                                                                                       3,996,653
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.48%
         13,003   FEDEX CORPORATION                                                                                    1,085,100
         41,308   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                           2,369,840
                                                                                                                       3,454,940
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.86%
         49,478   AMERICAN EXPRESS COMPANY                                                                             2,004,849
         18,720   CAPITAL ONE FINANCIAL CORPORATION                                                                      717,725
         22,585   DISCOVER FINANCIAL SERVICES                                                                            332,225
          3,995   MASTERCARD INCORPORATED CLASS A                                                                      1,022,640
         14,489   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 241,966
         19,746   SLM CORPORATION+                                                                                       222,537
         18,637   VISA INCORPORATED CLASS A                                                                            1,629,992
                                                                                                                       6,171,934
                                                                                                                 ---------------
OFFICE EQUIPMENT: 0.04%
         36,167   XEROX CORPORATION                                                                                      305,973
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
OIL & GAS EXTRACTION: 2.19%
         20,450   ANADARKO PETROLEUM CORPORATION                                                                 $     1,276,489
         13,987   APACHE CORPORATION                                                                                   1,443,039
         12,211   BJ SERVICES COMPANY                                                                                    227,125
          4,312   CABOT OIL & GAS CORPORATION                                                                            187,960
         26,949   CHESAPEAKE ENERGY CORPORATION                                                                          697,440
         10,394   DENBURY RESOURCES INCORPORATED<<+                                                                      153,831
         18,477   DEVON ENERGY CORPORATION                                                                             1,358,060
          2,891   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                 284,532
         10,499   EOG RESOURCES INCORPORATED                                                                           1,021,553
          5,447   EQT CORPORATION                                                                                        239,232
         11,786   NABORS INDUSTRIES LIMITED+                                                                             257,996
         33,771   OCCIDENTAL PETROLEUM CORPORATION                                                                     2,747,271
          4,798   PIONEER NATURAL RESOURCES COMPANY                                                                      231,120
          6,562   RANGE RESOURCES CORPORATION                                                                            327,116
          4,732   ROWAN COMPANIES INCORPORATED                                                                           107,132
         49,960   SCHLUMBERGER LIMITED                                                                                 3,251,896
         14,366   SOUTHWESTERN ENERGY COMPANY+                                                                           692,441
         24,146   XTO ENERGY INCORPORATED                                                                              1,123,513
                                                                                                                      15,627,746
                                                                                                                 ---------------
OIL & OIL SERVICES: 0.16%
         37,526   HALLIBURTON COMPANY                                                                                  1,129,157
                                                                                                                 ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.11%
         17,405   NATIONAL OILWELL VARCO INCORPORATED                                                                    767,386
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS: 0.13%
          4,501   BEMIS COMPANY INCORPORATED                                                                             133,455
         18,020   INTERNATIONAL PAPER COMPANY                                                                            482,576
          7,120   MEADWESTVACO CORPORATION                                                                               203,846
          5,505   PACTIV CORPORATION+                                                                                    132,891
                                                                                                                         952,768
                                                                                                                 ---------------
PERSONAL SERVICES: 0.06%
          5,469   CINTAS CORPORATION                                                                                     142,467
         13,951   H&R BLOCK INCORPORATED                                                                                 315,572
                                                                                                                         458,039
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.61%
         83,475   CHEVRON CORPORATION                                                                                  6,426,740
         61,732   CONOCOPHILLIPS                                                                                       3,152,653
        197,522   EXXON MOBIL CORPORATION                                                                             13,469,025
         12,111   HESS CORPORATION                                                                                       732,716
         29,451   MARATHON OIL CORPORATION                                                                               919,460
          7,944   MURPHY OIL CORPORATION                                                                                 430,565
          4,864   SUNOCO INCORPORATED                                                                                    126,950
          5,833   TESORO PETROLEUM CORPORATION                                                                            79,037
         23,481   VALERO ENERGY CORPORATION                                                                              393,307
                                                                                                                      25,730,453
                                                                                                                 ---------------
PHARMACEUTICALS: 3.77%
         64,355   ABBOTT LABORATORIES                                                                                  3,474,526
         11,986   AMERISOURCEBERGEN CORPORATION                                                                          312,475
         71,219   BRISTOL-MYERS SQUIBB COMPANY                                                                         1,798,280
         42,070   ELI LILLY & COMPANY                                                                                  1,502,320
         12,555   FOREST LABORATORIES INCORPORATED+                                                                      403,141
        114,799   JOHNSON & JOHNSON                                                                                    7,394,204

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
PHARMACEUTICALS (continued)
         10,328   KING PHARMACEUTICALS INCORPORATED+                                                             $       126,725
         11,150   MCKESSON CORPORATION                                                                                   696,875
        127,089   MERCK & COMPANY INCORPORATED                                                                         4,643,832
         12,714   MYLAN LABORATORIES INCORPORATED+                                                                       234,319
        335,753   PFIZER INCORPORATED                                                                                  6,107,348
          4,416   WATSON PHARMACEUTICALS INCORPORATED+                                                                   174,918
                                                                                                                      26,868,963
                                                                                                                 ---------------
PIPELINES: 0.07%
         24,262   THE WILLIAMS COMPANIES INCORPORATED                                                                    511,443
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES: 0.36%
          4,550   AK STEEL HOLDING CORPORATION                                                                            97,143
         40,541   ALCOA INCORPORATED                                                                                     653,521
          4,080   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    182,662
         13,098   NUCOR CORPORATION                                                                                      611,022
          5,855   PRECISION CASTPARTS CORPORATION                                                                        646,099
          3,520   TITANIUM METALS CORPORATION                                                                             44,070
          5,964   UNITED STATES STEEL CORPORATION                                                                        328,736
                                                                                                                       2,563,253
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.24%
          9,829   GANNETT COMPANY INCORPORATED                                                                           145,961
         13,102   MCGRAW-HILL COMPANIES INCORPORATED                                                                     439,048
          1,526   MEREDITH CORPORATION                                                                                    47,077
          4,811   NEW YORK TIMES COMPANY CLASS A                                                                          59,464
          8,542   RR DONNELLEY & SONS COMPANY                                                                            190,230
         25,255   VIACOM INCORPORATED CLASS B+                                                                           750,831
            258   WASHINGTON POST COMPANY CLASS B                                                                        113,417
                                                                                                                       1,746,028
                                                                                                                 ---------------
RAILROAD TRANSPORTATION: 0.56%
         10,906   BURLINGTON NORTHERN SANTA FE CORPORATION                                                             1,075,550
         16,333   CSX CORPORATION                                                                                        791,987
         15,307   NORFOLK SOUTHERN CORPORATION                                                                           802,393
         20,993   UNION PACIFIC CORPORATION                                                                            1,341,453
                                                                                                                       4,011,383
                                                                                                                 ---------------
REAL ESTATE: 0.02%
         11,222   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           152,283
                                                                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
          5,118   HEALTH CARE REIT INCORPORATED                                                                          226,830
                                                                                                                 ---------------
RETAIL: 0.11%
         14,211  BEST BUY COMPANY INCORPORATED                                                                          560,766
          5,178   TIFFANY & COMPANY                                                                                      222,654
                                                                                                                         783,420
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
          6,613   SEALED AIR CORPORATION                                                                                 144,560
         10,075   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    142,058
                                                                                                                         286,618
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.43%
         10,610   AMERIPRISE FINANCIAL INCORPORATED                                                              $       411,880
         39,649   CHARLES SCHWAB CORPORATION                                                                             746,194
          2,767   CME GROUP INCORPORATED                                                                                 929,574
         64,423   E*TRADE FINANCIAL CORPORATION+                                                                         112,740
          3,665   FEDERATED INVESTORS INCORPORATED CLASS B                                                               100,788
          6,200   FRANKLIN RESOURCES INCORPORATED                                                                        653,170
         21,389   GOLDMAN SACHS GROUP INCORPORATED                                                                     3,611,319
          3,048   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                342,290
         17,840   INVESCO LIMITED                                                                                        419,062
          6,759   LEGG MASON INCORPORATED                                                                                203,851
         56,562   MORGAN STANLEY                                                                                       1,674,235
          6,147   NASDAQ STOCK MARKET INCORPORATED+                                                                      121,834
         10,817   NYSE EURONEXT INCORPORATED                                                                             273,670
         10,714   T. ROWE PRICE GROUP INCORPORATED                                                                       570,521
                                                                                                                      10,171,128
                                                                                                                 ---------------
SOFTWARE: 1.77%
         21,792   ADOBE SYSTEMS INCORPORATED+                                                                            801,510
          7,630   BMC SOFTWARE INCORPORATED+                                                                             305,963
         13,542   ELECTRONIC ARTS INCORPORATED+                                                                          240,371
         13,179   INTUIT INCORPORATED+                                                                                   404,727
          6,562   MCAFEE INCORPORATED+                                                                                   266,220
        321,411   MICROSOFT CORPORATION                                                                                9,799,821
          7,812   RED HAT INCORPORATED+                                                                                  241,391
         33,725   SYMANTEC CORPORATION+                                                                                  603,340
                                                                                                                      12,663,343
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.21%
         64,745   CORNING INCORPORATED                                                                                 1,250,226
          7,011   OWENS-ILLINOIS INCORPORATED+                                                                           230,452
                                                                                                                       1,480,678
                                                                                                                 ---------------
TELECOMMUNICATIONS: 0.66%
         16,703   AMERICAN TOWER CORPORATION CLASS A+                                                                    721,737
         96,152   MOTOROLA INCORPORATED                                                                                  746,140
         69,497   QUALCOMM INCORPORATED                                                                                3,214,931
                                                                                                                       4,682,808
                                                                                                                 ---------------
TOBACCO PRODUCTS: 0.90%
         86,219   ALTRIA GROUP INCORPORATED                                                                            1,692,479
          6,683   LORILLARD INCORPORATED                                                                                 536,177
         79,249   PHILIP MORRIS INTERNATIONAL                                                                          3,819,009
          7,031   REYNOLDS AMERICAN INCORPORATED                                                                         372,432
                                                                                                                       6,420,097
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 0.05%
         30,870   SOUTHWEST AIRLINES COMPANY                                                                             352,844
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 0.86%
         16,052   GENERAL DYNAMICS CORPORATION                                                                         1,094,265
          6,638   GENUINE PARTS COMPANY                                                                                  251,978
          9,754   HARLEY-DAVIDSON INCORPORATED                                                                           245,801
          7,601   ITT CORPORATION                                                                                        378,074
         13,054   NORTHROP GRUMMAN CORPORATION                                                                           729,066
         15,124   PACCAR INCORPORATED                                                                                    548,547
         11,280   TEXTRON INCORPORATED                                                                                   212,177

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT (continued)
         39,008   UNITED TECHNOLOGIES CORPORATION                                                                $     2,707,545
                                                                                                                       6,167,453
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 0.10%
          6,979   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   409,877
          8,822   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    306,388
                                                                                                                         716,265
                                                                                                                 ---------------
TRAVEL & RECREATION: 0.11%
         18,181   CARNIVAL CORPORATION                                                                                   576,156
          8,770   EXPEDIA INCORPORATED+                                                                                  225,477
                                                                                                                         801,633
                                                                                                                 ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
          4,571   BROWN-FORMAN CORPORATION CLASS B                                                                       244,868
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
         17,282   KIMBERLY-CLARK CORPORATION                                                                           1,101,036
          3,872   PATTERSON COMPANIES INCORPORATED+                                                                      108,339
          2,628   W.W. GRAINGER INCORPORATED                                                                             254,455
                                                                                                                       1,463,830
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $424,418,071)                                                                              413,130,306
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.12%
        251,091   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
                  6A1                                                                       5.50%   11/25/2020           220,332
         33,043   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                               0.56    12/25/2034            28,646
        300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                  CLASS 2A2+/-                                                              0.35    05/15/2036           115,503
        122,103   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                                    5.00    07/25/2043           119,051
        131,608   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                  2A1+/-                                                                    4.97    10/25/2043           128,318
        207,959   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50    11/25/2031           241,752
         19,266   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       0.71    12/25/2034            15,481

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,089,681)                                                              869,083
                                                                                                                 ---------------
AGENCY SECURITIES: 0.00%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
            786   FHLMC #170151+/-                                                         10.50%   01/01/2016               883
                                                                                                                 ---------------
TOTAL AGENCY SECURITIES (COST $786)                                                                                          883
                                                                                                                 ---------------

     SHARES       SECURITY NAME                                                            YIELD                      VALUE
---------------   --------------------------------------------------------------------   --------                ---------------
COLLATERAL FOR SECURITIES LENDING: 20.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.19%
      7,481,456   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                       0.18%                      7,481,456
      7,481,456   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                           0.12                       7,481,456
      7,481,456   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.13                       7,481,456
      7,482,778   JPMORGAN PRIME MONEY MARKET FUND(u)                                       0.14                       7,482,778
                                                                                                                      29,927,146
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 16.27%
$     1,084,269   ANTALIS US FUNDING CORPORATION++(p)                                       0.28%   01/07/2010   $     1,084,218
      1,626,404   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010         1,626,037
      3,252,807   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010         3,252,567
      2,548,032   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010         2,548,032
      8,674,152   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,674,162)                    0.01    01/04/2010         8,674,152
      2,548,032   BANK OF IRELAND                                                           0.05    01/04/2010         2,548,032
      2,548,032   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010         2,548,032
        119,270   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027           119,270
      2,602,246   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                     0.25    11/01/2026         2,602,246
        346,966   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028           346,966
      2,060,111   CALYON (NEW YORK)                                                         0.18    01/08/2010         2,060,111
        287,602   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038           287,602
      2,819,099   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010         2,819,099
        542,135   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030           542,135
      1,897,471   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,897,473)                                                               0.01    01/04/2010         1,897,471
      2,548,032   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010         2,548,032
      1,843,257   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037         1,843,257
      3,035,953   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010         3,035,408
      1,084,269   FORTIS BANK NV SA                                                         0.19    01/19/2010         1,084,269
        325,281   GDF SUEZ++                                                                0.19    01/12/2010           325,262
      2,710,673   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/15/2010         2,710,483
        542,135   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010           542,123
      3,252,807   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010         3,252,618
      3,096,801   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010         1,194,746
      1,517,977   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023         1,517,977
      1,100,533   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034         1,100,533
      1,782,538   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                       0.20    05/15/2037         1,782,538
        178,904   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042           178,904
        878,258   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034           878,258
        310,101   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029           310,101
        216,854   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018           216,854
        314,438   ING USA FUNDING LLC                                                       0.20    01/04/2010           314,433
      1,897,471   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $1,897,473)                        0.01    01/04/2010         1,897,471
        325,281   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025           325,281
      2,114,325   KOCH RESOURCES LLC++                                                      0.19    01/25/2010         2,114,057
      1,246,909   KOCH RESOURCES LLC++                                                      0.19    01/29/2010         1,246,725
      2,710,673   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010         2,710,673
      1,084,269   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010         1,084,166
      2,688,987   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034         2,688,987
        536,713   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010           536,702
      2,168,538   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010         2,168,225
        297,632   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27    02/01/2036           297,632
        216,854   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018           216,854
      2,385,392   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034         2,385,392
      2,168,538   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040         2,168,538
      1,978,791   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010         1,978,670
        867,415   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010           867,365
        530,750   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034           530,750
      1,192,696   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010         1,192,656
      1,463,221   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028         1,463,221
      3,469,661   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010         3,469,331
      2,276,965   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010         2,276,889
        433,708   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010           433,708
      2,819,099   SOCIETE GENERALE NORTH AMERICA                                            0.21    02/01/2010         2,818,602
      3,252,807   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010         3,252,721
      3,252,807   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010         3,252,727
        856,573   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010           856,550
      2,611,787   TULIP FUNDING CORPORATION++(p)                                            0.19    01/07/2010         2,611,704
        715,618   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032           715,618

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     3,252,807   UNICREDITO ITALIANO (NEW YORK)                                            0.25%   01/04/2010   $     3,252,808
        325,281   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040           325,281
      9,485,392   VFNC CORPORATION+++/-(a)(i)                                               0.45    09/30/2010         4,837,550
      1,626,404   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/11/2010         1,626,318
      1,409,550   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010         1,409,456
      3,252,807   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010         3,252,237
                                                                                                                     116,056,631
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $145,213,432)                                                          145,983,777
                                                                                                                 ---------------
US TREASURY SECURITIES: 35.74%

US TREASURY BONDS: 35.74%
     27,693,000   US TREASURY BOND                                                          3.50    02/15/2039        22,682,284
     38,384,000   US TREASURY BOND<<                                                        4.25    05/15/2039        36,008,990
     16,924,000   US TREASURY BOND<<                                                        4.38    02/15/2038        16,247,040
     18,378,000   US TREASURY BOND                                                          4.38    11/15/2039        17,591,201
     27,330,000   US TREASURY BOND                                                          4.50    02/15/2036        26,920,050
     22,706,000   US TREASURY BOND<<                                                        4.50    05/15/2038        22,234,147
     43,541,000   US TREASURY BOND<<                                                        4.50    08/15/2039        42,554,535
     15,707,000   US TREASURY BOND                                                          4.75    02/15/2037        16,050,591
     16,001,000   US TREASURY BOND<<                                                        5.00    05/15/2037        16,993,558
     16,118,000   US TREASURY BOND<<                                                        5.38    02/15/2031        17,810,390
     16,322,000   US TREASURY BOND<<                                                        6.25    05/15/2030        19,938,335
                                                                                                                     255,031,121
                                                                                                                 ---------------
TOTAL US TREASURY SECURITIES (COST $274,881,452)                                                                     255,031,121
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
SHORT-TERM INVESTMENTS: 5.99%
MUTUAL FUNDS: 2.83%
      20,172,196  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                           0.10%   01/05/2050        20,172,196
                                                                                                                 ---------------

                                                                                         INTEREST
                                                                                           RATE
                                                                                         --------
US TREASURY BILLS: 3.16%
      7,050,000   US TREASURY BILL###                                                       0.16%   05/06/2010         7,046,177
     15,490,000   US TREASURY BILL###                                                       0.26    02/04/2010        15,486,466
                                                                                                                      22,532,643
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $42,704,839)                                                                       42,704,839
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $888,308,261)*                                                           120.21%                         $   857,720,009

OTHER ASSETS AND LIABILITIES, NET                                                 (20.21)                           (144,199,577)
                                                                                  ------                         ---------------
TOTAL NET ASSETS                                                                  100.00%                        $   713,520,432
                                                                                  ------                         ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,643,871.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY (UNAUDITED).

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,172,196.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $915,062,789 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  78,829,015
GROSS UNREALIZED DEPRECIATION    (136,171,795)
                                -------------
NET UNREALIZED DEPRECIATION     $ (57,342,780)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

CONSERVATIVE ALLOCATION FUND

   FACESHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.50%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                            $     5,537,305
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                   3,334,592
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        777,183
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        5,531,367
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         5,545,326
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                               16,672,480
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            18,142,848
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                   2,489,177
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 2,462,402
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                  2,458,972
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                  2,428,337
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                               1,670,245
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                11,760,269
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               127,034,450
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                      2,235,273
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                 1,449,055
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    216,486
             NA   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                       82,949,268
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                            2,008,374
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   36,232,057
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $336,606,706)                                                330,935,466
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
SHORT-TERM INVESTMENTS: 0.63%
US TREASURY BILLS: 0.63%
      2,095,000   US TREASURY BILL###                                                       0.26%     02/04/2010       2,094,476
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,094,476)                                                                         2,094,476
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $338,701,182)*                                                         100.13%                          $   333,029,942
OTHER ASSETS AND LIABILITIES, NET                                                (0.13)                                 (422,022)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   332,607,920
                                                                                ------                           ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $386,538,246 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  8,654,415
GROSS UNREALIZED DEPRECIATION    (62,162,719)
                                ------------
NET UNREALIZED DEPRECIATION     $(53,508,304)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

GROWTH BALANCED FUND

   FACESHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.66%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                            $    44,601,785
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  26,923,742
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                      6,367,350
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       44,650,184
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        44,892,549
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              134,002,766
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            29,189,030
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  20,181,143
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                20,086,723
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 20,114,972
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 20,038,041
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              13,507,027
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                95,060,492
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               203,940,817
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     18,298,820
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                11,852,829
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  1,802,851
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           16,390,732
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   58,168,855
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $815,285,358)                                                830,070,708
                                                                                                                 ---------------


                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
SHORT-TERM INVESTMENTS: 1.68%
US TREASURY BILLS: 1.68%
      3,400,000   US TREASURY BILL###                                                       0.16%    05/06/2010        3,398,111
     10,735,000   US TREASURY BILL###                                                       0.26     02/04/2010       10,732,325
                                                                                                                 ---------------
                                                                                                                      14,130,436
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,130,436)                                                                       14,130,436
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $829,415,794)*                                                         100.34%                          $   844,201,144
OTHER ASSETS AND LIABILITIES, NET                                                (0.34)                               (2,826,413)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   841,374,731
                                                                                ------                           ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $842,498,652 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION               $ 39,529,021
GROSS UNREALIZED DEPRECIATION                (37,826,529)
                                            ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)  $  1,702,492

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

MODERATE BALANCED FUND

   FACESHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.67%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                            $     7,423,985
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                   4,487,140
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                      1,036,808
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        7,421,026
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         7,436,919
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                               22,380,880
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            10,071,568
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                   3,358,936
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 3,324,773
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                  3,329,394
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                  3,292,443
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                               2,246,813
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                15,833,148
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                70,355,512
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                      2,993,566
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                 1,943,401
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    296,238
             NA   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                       33,607,726
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                            2,688,011
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   20,081,762
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $223,192,693)                                                223,610,049
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
SHORT-TERM INVESTMENTS: 1.35%
US TREASURY BILLS: 1.35%
      3,040,000   US TREASURY BILL###                                                       0.26%     02/04/2010       3,039,240
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,039,240)                                                                         3,039,240
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $226,231,933)*                                                         101.02%                          $   226,649,289
OTHER ASSETS AND LIABILITIES, NET                                                (1.02)                               (2,292,014)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   224,357,275
                                                                                ------                           ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $228,800,683 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 11,555,867
GROSS UNREALIZED DEPRECIATION                 (13,707,261)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ (2,151,394)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This reoport is provided for the general information of the funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.


1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

2. REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                                                                  SIGNIFICANT
                                                 QUOTED      SIGNIFICANT OTHER   UNOBSERVABLE
                                                 PRICES      OBSERVABLE INPUTS      INPUTS      TOTAL FAIR VALUE AS
INVESTMENTS IN SECURITIES                        LEVEL 1          LEVEL 2           LEVEL 3        OF 12/31/2009
-------------------------                     ------------   -----------------   ------------   -------------------
AGGRESSIVE ALLOCATION FUND
   EQUITY SECURITIES
      MUTUAL FUNDS                            $          0     $ 96,173,684       $        0       $ 96,173,684
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                       0        1,799,551                0          1,799,551
                                              ------------     ------------       ----------       ------------
                                              $          0     $ 97,973,235       $        0       $ 97,973,235
                                              ============     ============       ==========       ============
ASSET ALLOCATION FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $413,130,306     $          0       $        0       $413,130,306
   COLLATERALIZED MORTGAGE OBLIGATIONS                   0          869,966                0            869,966
   CORPORATE DEBT SECURITIES                             0       71,865,011        6,032,296         77,897,307
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                0       25,690,230                0         25,690,230
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                       0      277,563,764                0        277,563,764
   SHORT-TERM INVESTMENTS                       50,099,342       12,469,094                0         62,568,436
                                              ------------     ------------       ----------       ------------
                                              $463,229,648     $388,458,065       $6,032,296       $857,720,009
                                              ============     ============       ==========       ============
CONSERVATIVE ALLOCATION FUND
   EQUITY SECURITIES
      MUTUAL FUNDS                            $          0     $330,935,466       $        0       $330,935,466
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                       0        2,094,476                0          2,094,476
                                              ------------     ------------       ----------       ------------
                                              $          0     $333,029,942       $        0       $333,029,942
                                              ============     ============       ==========       ============
GROWTH BALANCED FUND
   EQUITY SECURITIES
      MUTUAL FUNDS                            $          0     $830,070,708       $        0       $830,070,708
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                       0       14,130,436                0         14,130,436
                                              ------------     ------------       ----------       ------------
                                              $          0     $844,201,144       $        0       $844,201,144
                                              ============     ============       ==========       ============
MODERATE BALANCED FUND
   EQUITY SECURITIES
      MUTUAL FUNDS                            $          0     $223,610,049       $        0       $223,610,049
   DEBT SECURITIES ISSUED BY U.S.
      TREASURY AND U.S. GOVERNMENT AGENCIES              0        3,039,240                0          3,039,240
                                              ------------     ------------       ----------       ------------
                                              $          0     $226,649,289       $        0       $226,649,289
                                              ============     ============       ==========       ============

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in other financial instruments:**

                                                               TOTAL UNREALIZED
                                                                  APPRECIATION/
PORTFOLIO                       LEVEL 1    LEVEL 2   LEVEL 3    (DEPRECIATION)
---------                    -----------   -------   -------   ----------------
Aggressive Allocation Fund   $   917,901      $0        $0       $   917,901
Asset Allocation Fund         11,313,486       0         0        11,313,486
Conservative Allocation
   Fund                        1,071,185       0         0         1,071,185
Growth Balanced Fund           7,844,125       0         0         7,844,125
Moderate Balanced Fund         1,459,369       0         0         1,459,369

**   Other financial instruments include futures transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                  ASSET
                                                               ALLOCATION
                                                                  FUND
                                                               ----------
BALANCE AS OF SEPTEMBER 30, 2009                               $5,428,124
CORPORATE DEBT SECURITIES                                               0
   Accrued discounts (premiums)                                         0
   Realized gain                                                  770,345
   Change in unrealized appreciation (depreciation)                     0
   Net purchases (sales)                                         (166,173)
   Transfer in (out) of Level 3                                         0
BALANCE AS OF DECEMBER 31, 2009                                $6,032,296
Change in unrealized appreciation (depreciation) relating to
   securities held at the end of reporting period              $  770,345

FUTURES CONTRACTS

Certain funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of December 31, 2009, the Funds listed below held the following future contracts:

At Decemebr 31, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                         NET
                                                                        INITIAL       VALUE AT        UNREALIZED
                         EXPIRATION                                    CONTRACT       DECEMBER       APPRECIATION
PORTFOLIO                   DATE      CONTRACTS         TYPE            AMOUNT        31, 2009     (DEPRECIATION)
---------                ----------   ---------   ----------------   ------------   ------------   --------------
Aggressive
   Allocation Fund       March 2010   52  Long      S&P 500 Index    $ 14,181,700   $ 14,439,100      $  257,400
Asset Allocation Fund    March 2010   682 Long      S&P 500 Index     186,089,775    189,374,350       3,284,575
                         March 2010   71  Long    US Treasury Bond      8,326,781      8,191,625        (135,156)
Conservative
   Allocation Fund       March 2010   62  Long      S&P 500 Index      16,908,950     17,215,850         306,900
Growth Balanced Fund     March 2010   447 Long      S&P 500 Index     121,908,075    124,120,725       2,212,650
Moderate Balanced Fund   March 2010   83  Long      S&P 500 Index      22,636,175     23,047,025         410,850

At December 31, 2009, the following Funds had short futures contracts outstanding as follows:

                                                                                                         NET
                                                                         INITIAL       VALUE AT       UNREALIZED
                         EXPIRATION                                     CONTRACT       DECEMBER      APPRECIATION
PORTFOLIO                   DATE       CONTRACTS         TYPE            AMOUNT        31, 2009     (DEPRECIATION)
---------                ----------   ----------   ----------------   ------------   ------------   --------------
Aggressive
   Allocation Fund       March 2010    129 Short   US Treasury Bond    (15,543,876)   (14,883,375)      660,501
Asset Allocation Fund    March 2010   1542 Short   US Treasury Bond   (186,072,317)  (177,908,250)    8,164,067
Conservative
   Allocation Fund       March 2010    143 Short   US Treasury Bond    (17,262,910)   (16,498,625)      764,285
Growth Balanced Fund     March 2010   1098 Short   US Treasury Bond   (132,313,225)  (126,681,750)    5,631,475
Moderate Balanced
   Fund                  March 2010    195 Short   US Treasury Bond    (23,546,644)   (22,498,125)    1,048,519

The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended December 31, 2009.

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

C&B LARGE CAP VALUE FUND

  FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                            $   468,142,934

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $479,324,186)                                                468,142,934
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $479,324,186)*                                                          99.99%                          $   468,142,934
OTHER ASSETS AND LIABILITIES, NET                                                 0.01                                    69,098
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   468,212,032
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $489,907,441 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 26,738,894
GROSS UNREALIZED DEPRECIATION    (48,503,401)
                                ------------
NET UNREALIZED DEPRECIATION     $(21,764,507)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DIVERSIFIED EQUITY FUND

  FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.77%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                            $    35,496,596
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  21,433,456
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                      5,078,310
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       35,489,905
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        35,713,394
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              107,119,241
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  15,817,725
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                15,865,514
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 15,808,618
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 15,630,589
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              10,794,051
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                75,941,463
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     14,435,899
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                 9,384,313
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  1,436,652
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           12,962,746
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $380,923,358)                                                428,408,472
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $380,923,358)*                                                         100.77%                          $   428,408,472
OTHER ASSETS AND LIABILITIES, NET                                                (0.77)                               (3,261,900)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   425,146,572
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $393,365,250 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 44,649,525
GROSS UNREALIZED DEPRECIATION     (9,606,303)
                                ------------
NET UNREALIZED APPRECIATION     $ 35,043,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                $    14,584,413
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     41,797,862
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                27,215,569
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  4,155,170
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           37,511,821
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $103,910,481)                                                125,264,835
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $103,910,481)*                                                         100.06%                          $   125,264,835
OTHER ASSETS AND LIABILITIES, NET                                                (0.06)                                  (76,492)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   125,188,343
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $117,313,496 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 29,500,207
GROSS UNREALIZED DEPRECIATION    (21,548,868)
                                ------------
NET UNREALIZED APPRECIATION     $  7,951,339

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.62%
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                $     3,295,032
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,940,856)                                                    3,295,032
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,940,856)*                                                            98.62%                          $     3,295,032
OTHER ASSETS AND LIABILITIES, NET                                                 1.38                                    46,116
                                                                                -----                            ---------------
TOTAL NET ASSETS                                                                100.00%                          $     3,341,148
                                                                                -----                            ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,034,724 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 403,081
GROSS UNREALIZED DEPRECIATION    (142,773)
                                ---------
NET UNREALIZED APPRECIATION     $ 260,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY INCOME FUND

FACE/SHARE
   AMOUNT         SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.39%
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                  $   126,812,689
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $121,665,879)                                                126,812,689
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $121,665,879)*                                                         100.39%                          $   126,812,689
OTHER ASSETS AND LIABILITIES, NET                                                (0.39)                                 (494,231)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   126,318,458
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $122,109,383 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 5,146,810
GROSS UNREALIZED DEPRECIATION      (443,504)
                                -----------
NET UNREALIZED APPRECIATION     $ 4,703,306

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE FUND

FACE/SHARE
   AMOUNT         SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.88%
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                   $   222,613,050
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $198,846,662)                                                222,613,050
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $198,846,662)*                                                         99.88%                           $   222,613,050
OTHER ASSETS AND LIABILITIES, NET                                                 0.12                                   271,686
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   222,884,736
                                                                                ======                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $200,254,205 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $23,766,388
GROSS UNREALIZED DEPRECIATION    (1,407,543)
                                -----------
NET UNREALIZED APPRECIATION     $22,358,845


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

GROWTH EQUITY FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.45%
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                             $     7,067,736
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                      5,748,498
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  10,499,564
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                10,577,202
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 10,486,605
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 10,342,656
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                42,679,027
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     16,424,439
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                10,728,900
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  1,617,129
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           14,878,460
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $135,214,336)                                                141,050,216
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $135,214,336)*                                                         100.45%                          $   141,050,216
OTHER ASSETS AND LIABILITIES, NET                                                (0.45)                                 (629,640)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   140,420,576
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $142,802,082 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 5,835,880
GROSS UNREALIZED DEPRECIATION    (7,587,746)
                                -----------
NET UNREALIZED DEPRECIATION     $(1,751,866)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.80%
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                            $   246,740,497
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $281,894,043)                                                246,740,497
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $281,894,043)*                                                          99.80%                          $   246,740,497
OTHER ASSETS AND LIABILITIES, NET                                                 0.20                                   482,578
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   247,223,075
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $282,491,043 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  4,585,866
GROSS UNREALIZED DEPRECIATION    (40,336,412)
                                ------------
NET UNREALIZED DEPRECIATION     $(35,750,546)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.41%
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                         $    48,356,654
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $40,634,048)                                                  48,356,654
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $40,634,048)*                                                          100.41%                          $    48,356,654
OTHER ASSETS AND LIABILITIES, NET                                                (0.41)                                 (197,619)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $    48,159,035
                                                                                ------                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $41,397,278 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $7,722,606
GROSS UNREALIZED DEPRECIATION     (763,230)
                                ----------
NET UNREALIZED APPRECIATION     $6,959,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

            PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE COMPANY GROWTH FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.11%
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                           $   405,426,994
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $360,857,063)                                                405,426,994
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $360,857,063)*                                                   100.11%                                $   405,426,994
OTHER ASSETS AND LIABILITIES, NET                                          (0.11)                                       (453,252)
                                                                          ------                                 ---------------
TOTAL NET ASSETS                                                          100.00%                                $   404,973,742
                                                                          ------                                 ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $388,692,389 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION               $ 44,569,931
GROSS UNREALIZED DEPRECIATION                (27,835,326)
                                            ------------
NET UNREALIZED APPRECIATION                 $ 16,734,605

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

            PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.96%
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                           $   266,681,349
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $232,556,699)                                                266,681,349
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $232,556,699)*                                                    99.96%                                $   266,681,349
OTHER ASSETS AND LIABILITIES, NET                                           0.04                                         109,673
                                                                          ------                                 ---------------
TOTAL NET ASSETS                                                          100.00%                                $   266,791,022
                                                                          ------                                 ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $243,652,665 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION               $ 34,124,650
GROSS UNREALIZED DEPRECIATION                (11,095,966)
                                            ------------
NET UNREALIZED APPRECIATION                 $ 23,028,684

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

            PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.13%
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                            $    89,508,563
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $65,914,222)                                                  89,508,563
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $65,914,222)*                                                    100.13%                                $    89,508,563
OTHER ASSETS AND LIABILITIES, NET                                         (0.13)                                        (112,615)
                                                                          ------                                 ---------------
TOTAL NET ASSETS                                                          100.00%                                $    89,395,948
                                                                          ------                                 ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $82,117,882 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 23,594,341
GROSS UNREALIZED DEPRECIATION    (16,203,660)
                                ------------
NET UNREALIZED APPRECIATION     $  7,390,681

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Portfolio of investments of the Master Portfolio.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                                                        SIGNIFICANT
                                                    SIGNIFICANT OTHER   UNOBSERVABLE   TOTAL FAIR VALUE
                                     QUOTED PRICE   OBSERVABLE INPUTS      INPUTS            AS OF
INVESTMENTS IN SECURITIES              (LEVEL 1)        (LEVEL 2)        (LEVEL 3)        12/31/2009
-------------------------            ------------   -----------------   ------------   ----------------
C&B Large Cap Value Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                              $0           $468,142,934          $0          $468,142,934
Diversified Equity Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIOS                              0            428,408,472           0           428,408,472
Diversified Small Cap Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIOS                              0            125,264,835           0           125,264,835
Emerging Growth Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0              3,295,032           0             3,295,032
Equity Income Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0            126,812,689           0           126,812,689
Equity Value Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0            222,613,050           0           222,613,050
Growth Equity Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIOS                              0            141,050,216           0           141,050,216
International Value Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0            246,740,497           0           246,740,497
Large Cap Appreciation Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0             48,356,654           0            48,356,654
Large Company Growth Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0            405,426,994           0           405,426,994
Small Company Growth Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0            266,681,349           0           266,681,349
Small Company Value Fund
   INVESTMENT IN AFFILIATED MASTER
   PORTFOLIO                               0             89,508,563           0            89,508,563

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.23%
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                          $ 1,728,835,376
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,737,145,818)                                            1,728,835,376
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,737,145,818)*                                                       100.23%                          $ 1,728,835,376
OTHER ASSETS AND LIABILITIES, NET                                                (0.23)                               (3,895,080)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $ 1,724,940,296
                                                                                ======                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,775,483,553 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 358,980,244
GROSS UNREALIZED DEPRECIATION    (405,628,421)
                                -------------
NET UNREALIZED DEPRECIATION     $ (46,648,177)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Portfolio of investments of the Master Portfolio.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                                                                  SIGNIFICANT
                                                              SIGNIFICANT OTHER   UNOBSERVABLE   TOTAL FAIR VALUE
                                               QUOTED PRICE   OBSERVABLE INPUTS      INPUTS            AS OF
INVESTMENTS IN SECURITIES                        (LEVEL 1)        (LEVEL 2)        (LEVEL 3)        12/31/2009
-------------------------                      ------------   -----------------   ------------   ----------------
Index Fund
   INVESTMENT IN AFFILIATED MASTER PORTFOLIO         0          1,728,835,376           0          1,728,835,376

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Wells Fargo Funds Trust


                                       By: /s/ Karla M. Rabusch
                                           -------------------------------------
                                           Karla M. Rabusch
                                           President

Date: February 25, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       Wells Fargo Funds Trust


                                       By: /s/ Karla M. Rabusch
                                           -------------------------------------
                                           Karla M. Rabusch
                                           President


                                       By: /s/ Kasey L. Phillips
                                           -------------------------------------
                                           Kasey L. Phillips
                                           Treasurer

Date: February 25, 2010